As filed with the Securities and Exchange Commission on April 23, 2014
================================================================================
                                            1933 Act Registration No. 333-178767
                                             1940 Act Registration No. 811-22652

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 7                                              [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 11                                                            [X]


                      FIRST TRUST VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Variable Insurance Trust
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603



It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on May 1, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7

      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

      The Facing Sheet

      Part A - Prospectus for First Trust Multi Income Allocation Portfolio

      Part B - Statement of Additional Information for First Trust Multi Income Allocation Portfolio

      Part C - Other Information

      Signatures

      Index to Exhibits

      Exhibits

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                  PRELIMINARY PROSPECTUS DATED MARCH 26, 2014
                             SUBJECT TO COMPLETION

[LOGO OMITTED]
First Trust                                 First Trust Variable Insurance Trust
--------------------------------------------------------------------------------


                                   Prospectus

                                   ____, 2014

                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO

                                    CLASS I
                                    CLASS II

      The First Trust Variable Insurance Trust (the "Trust") is an investment vehicle for life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company"). This prospectus provides important information regarding the First Trust Multi Income Allocation Portfolio (the "Fund").

      The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

             NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

                               TABLE OF CONTENTS

SECTION                                                                     PAGE

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO..................................1

ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES
      AND STRATEGIES..........................................................10

FUND INVESTMENTS..............................................................11

ADDITIONAL RISKS OF INVESTING IN THE FUND.....................................16

FUND ORGANIZATION.............................................................24

MANAGEMENT OF THE FUND........................................................24

SHARE CLASSES.................................................................27

INVESTMENT IN FUND SHARES.....................................................27

REDEMPTION OF FUND SHARES.....................................................28

DISTRIBUTIONS AND TAXES.......................................................29

RULE 12B-1 SERVICE PLAN.......................................................30

NET ASSET VALUE...............................................................30

FUND SERVICE PROVIDERS........................................................31

BORROWING BY THE FUND.........................................................32

SHAREHOLDER INQUIRIES.........................................................32

FREQUENT TRADING POLICY REGARDING MARKET TIMING...............................32

FINANCIAL HIGHLIGHTS..........................................................33

                                      -i-
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                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO

                              SUMMARY INFORMATION

INVESTMENT OBJECTIVES

      The First Trust Multi Income Allocation Portfolio's (the "Fund") primary investment objective is to maximize current income, with a secondary objective of capital appreciation.

FEES AND EXPENSES OF THE FUND

      The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Total Annual Fund Operating Expenses reflected below do not include contract level fees of the variable annuity or variable life insurance contracts offered by a Participating Insurance Company (each a "Contract"). If such fees were included, the Total Annual Fund Operating Expenses would be higher. More information about eligibility requirements for each share class is available from your Participating Insurance Company.

SHAREHOLDER FEES (fees paid directly from your investment)  Class I     Class II

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                       None         None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                              0.60%         0.60%
Distribution and Service (12b-1) Fees                        0.25%         0.00%
Other Expenses(1)                                            0.55%         0.55%
                                                             -----         -----

Total Annual Fund Operating Expenses                         1.40%         1.15%

Fee Waiver and Expense Reimbursement(2)                      0.20%         0.20%
                                                             -----         -----

Total Net Annual Fund Operating Expenses After
    Fee Waiver and Expense Reimbursement                     1.20%         0.95%

------------------------
(1) Because the Fund has no operating history, "Other Expenses" are based on estimated net assets of $100 million for the current fiscal year.

(2) The advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year at least until May 1, 2016. Expenses borne by the advisor are subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in Class I share and Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year. The agreement may be terminated by the Trust on behalf of the Fund at any time and by the advisor only after May 1, 2016 upon 60 days' written notice.

EXAMPLE

      The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses (before any fee waivers or expense reimbursements) remain at current levels for the time periods indicated. Additionally, the example assumes that the advisor's agreement to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of average daily net assets per year will be terminated following May 1, 2016. The example does not take into account Contract level fees. If such fees were included the estimated expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

              ---------------- ----------------- -----------------
               SHARE
               CLASS                   I                II
              ---------------- ----------------- -----------------

               1 YEAR                $122               $ 97
              ---------------- ----------------- -----------------

               3 YEARS               $403               $325
              ---------------- ----------------- -----------------

Portfolio Turnover

      The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

      The Fund seeks to achieve its objectives through diversified exposure to nine income generating asset classes: dividend-paying stocks, preferred stocks, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). The Fund will be actively managed by the advisor and implementing the strategy involves multiple portfolio managers.

      The advisor will tactically adjust allocation weights in a manner deemed to offer attractive levels of total return relative to the level of expected risk. The advisor intends to adjust asset allocation weights quarterly but may do so more or less frequently depending upon market conditions. The maximum weight of any asset class, at the time of adjustment, will be 20%. The minimum weight of any asset class, at the time of adjustment, will be 5%.

      The Fund may, at certain times, invest in exchange-traded funds ("ETFs") that generally provide exposure to the nine asset classes in lieu of investing directly in such assets classes.

      In general, the U.S. dollar-denominated fixed income securities in which the Fund invests may be issued by U.S. and non-U.S. issuers, of any credit quality, including high yield securities. The high yield securities in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the advisor to be of comparable quality, commonly referred to as "junk" bonds. The Fund also invests in the equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") (collectively, "Depository Receipts"). The Fund may invest in equity securities issued by small, mid or large capitalization companies.

PRINCIPAL RISKS

      You could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

      Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

      Depositary Receipts Risk. Depositary Receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of Depositary Receipts are usually subject to a fee charged by the depositary. Holders of Depositary Receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert the securities into Depositary Receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipts.

      Dividend Risk. There is no guarantee that the issuers of the Fund's equity securities will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

      Energy Infrastructure Companies Risk. The Fund invests in energy infrastructure companies and is subject to certain risks inherent in investing in these types of securities. Energy infrastructure companies may be directly affected by energy commodity prices, especially those companies that own the underlying energy commodity. A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of energy infrastructure companies. Energy infrastructure companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy infrastructure companies. Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact energy infrastructure companies.

      Certain energy infrastructure companies in the utilities industry are subject to imposition of rate caps, increased competition due to deregulation, difficulty in obtaining an adequate return on invested capital or in financing large construction projects, limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for these companies. Such issuers have been experiencing certain of these problems to varying degrees.

      Equity Securities Risk. The Fund invests in equity securities. The value of the shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

      ETF Risk. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fee and other operating expenses that increase their costs.

      Financial Companies Risk. The Fund invests in financial companies, including banks, thrifts and their holding companies. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

      Floating Rate Loan Risk. An investment in floating rate loans subjects the Fund to credit risk, which is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. The loans are usually rated below investment grade but may also be unrated. An economic downturn would generally lead to a higher non-payment rate, and a loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Loans are subject to a number of risks described elsewhere in this prospectus, including liquidity risk and the risk of investing in below investment grade debt instruments.

      High Yield Securities Risk. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

      Illiquid Securities Risk. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

      Income Risk. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

      Interest Rate Risk. Interest rate risk is the risk that the value of the fixed-income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

      Market Risk. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall Fund share values could decline generally or could underperform other investments.

      MLP Risk. An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that an MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

      Mortgage Securities Risk. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae.

      Mortgage-related securities are subject to prepayment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. In declining interest rate environments, the extent to which borrowers prepay a mortgage generally increases, which increase reinvestment risk, or the risk that the proceeds received are not reinvested on terms as favorable as the prepaid loan. Conversely, mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate risk exposure.

      New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

      Non-U.S. Securities Risk. The Fund invest in securities of non-U.S. issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

      Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

      Loan Prepayment Risk. Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the

Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

      REIT Risk. The Fund invests in REITs, and as a result, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry. In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the Investment Company Act of 1940, as amended, (the "1940 Act") and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

      REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

      Smaller Company Risk. The Fund invests in small and mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

      TIPS Risk. TIPs are inflation-indexed fixed-income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

PERFORMANCE

      The Fund has not yet commenced operations and, therefore, does not have a performance history. Once available, the Fund's performance information will be available on the Fund's website at www.ftportfolios.com.

MANAGEMENT

      INVESTMENT ADVISOR

      First Trust Advisors L.P. ("First Trust" or the "Advisor")

      INVESTMENT SUB-ADVISORS

      Energy Income Partners, LLC ("EIP" or a "Sub-Advisor")
      Stonebridge Advisors LLC ("Stonebridge" or a "Sub-Advisor")
      PORTFOLIO MANAGERS

      The Fund's portfolio is managed by a team (the "Investment Committee") consisting of:

             o Daniel J. Lindquist, Chairman of the Investment Committee and Managing Director of First Trust;

             o David G. McGarel, Chief Investment Officer and Managing Director of First Trust;

             o   Jon C. Erickson, Senior Vice President of First Trust;

             o   Roger F. Testin, Senior Vice President of First Trust;

             o   William Housey, Senior Vice President of First Trust;

             o   Todd Larson, Vice President of First Trust;

             o   James Snyder, Vice President of First Trust; and

             o   Jeremiah Charles, Vice President of First Trust.

      Each Investment Committee member has served as a part of the portfolio management team of the Fund since 2014.

PURCHASE AND SALE OF FUND SHARES

      Shares of the Fund are sold only to each Participating Insurance Company's variable insurance account (each an "Account") to fund the benefits of the Contracts. The Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts.

      Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Contracts. There are no minimum investment requirements. For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The Fund offers to buy back (redeem) shares of the Fund from the Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the Contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price; otherwise, the next business day's price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for your Account.

TAX INFORMATION

      Because shares of the Fund are purchased through Contracts, the Fund's distributions (which will consist of ordinary income and capital gains) will generally not be subject to current federal income tax if left to accumulate within the Contract. Please refer to your Account's prospectus for more information.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

      If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or a Participating Insurance Company), First Trust and related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

   ADDITIONAL INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES AND STRATEGIES

      The Fund's investment objectives are fundamental and may only be changed with shareholder approval. Unless an investment policy is identified as being fundamental, all investment policies included in this prospectus and the Fund's Statement of Additional Information ("SAI") are non-fundamental and may be changed by the Board of Trustees (the "Board") of the First Trust Variable Insurance Trust (the "Trust"), of which the Fund is a series, without shareholder approval. If there is a material change to the Fund's principal investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that the Fund will achieve its investment objectives. During the initial invest-up period, and during periods of large cash inflows, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in ETFs and/or cash equivalents or it may hold cash. The Fund may also temporarily take a defensive posture that seeks to reduce risk when market volatility is expected to exceed normal ranges. In so doing, the Fund may allocate assets without limitation into cash or short-term fixed income securities, and away from riskier assets. When volatility decreases, the Fund may move assets out of cash and back into riskier securities.

      The Fund has adopted certain investment limitations that cannot be changed without shareholder approval. These limitations include restrictions on the issuance of senior securities, borrowing money for other than temporary or other permissible purposes, underwriting securities of other issuers, transacting in real estate interests, making loans, transacting in physical commodities, and mortgaging Fund assets. Such limitations are discussed further in the SAI in the section entitled "Investment Objectives and Policies".

      The Fund may engage in active and frequent trading which may result in increased portfolio turnover and brokerage costs.

      To select the Fund's tactical allocation weights, the Advisor uses its own quantitative process and fundamental research to identify asset classes with the potential for providing a high level of current income and capital appreciation. The Advisor also completes fundamental, bottom-up analysis that emphasizes, but is not limited to, leverage, interest coverage, free cash flow, and the quality of company management.

      The analysis continues with relative value measurements to further screen and scale securities under consideration. The Fund will invest in securities that the Advisor believes offer attractive returns through capital appreciation and current income. The selection of ETFs will be primarily to achieve the desired asset class allocation set by the Advisor. The investment process routinely monitors market conditions and portfolio risks for their effects on achieving the Fund's objectives. These risks include but are not limited to, duration exposure, industry diversification, and security concentration.

                                FUND INVESTMENTS

      The asset classes in which the Fund invests and the investment strategies that the Advisor pursues are described below:

CORPORATE DEBT SECURITIES

      The Fund may invest in corporate debt securities issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt securities are fixed-income securities issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. Corporate debt may be rated investment grade or below investment grade and may carry fixed or floating rates of interest.

HIGH YIELD CORPORATE BONDS AND FLOATING RATE LOANS

      The Fund invests in a combination of high yield corporate bonds and floating rate loans.

      The high yield corporate bonds in which the Fund invests are rated below investment grade at the time of purchase or unrated and deemed by the Advisor to be of comparable quality, commonly referred to as "junk" bonds. Generally, bonds are considered to have "junk" status if they are rated Ba1/BB+/BB+ or below by Moody's Investor Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), or Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P Ratings"), respectively. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. High yield debt may be issued, for example, by companies without long track records of sales and earnings or by issuers that have questionable credit strength. Corporate bonds may carry fixed or floating rates of interest.

      The floating rate loans in which the Fund invests represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, floating rate loans are issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing. A significant portion of the floating rate loans in which the Fund invests are expected to be rated below investment grade or unrated. The floating rate loans held by the Fund may be senior or subordinate obligations of the borrower. In the event of bankruptcy, holders of senior floating rate loans are typically paid (to the extent assets are available) before certain other creditors of the borrower (e.g., bondholders and stockholders). Holders of subordinate loans may be paid after more senior bondholders. Loans may or may not be secured by collateral.

      Floating rate loans have interest rates that reset periodically. The interest rates on floating rate loans are generally based on a percentage above the London Interbank Offered Rate (LIBOR), a U.S. bank's prime or base rate, the overnight federal funds rate, or another rate. Floating rate loans may be structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund may acquire floating rate loans directly from a lender or through the agent, as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender's floating rate loan or portion thereof.

MORTGAGE RELATED INVESTMENT AND MORTGAGE-RELATED DERIVATIVES

      The   Fund  invests  in  mortgage-related  debt  securities  and  other mortgage-related  instruments (collectively, "Mortgage-Related Investments").

      The Fund generally expects that the Mortgage-Related Investments in which it invests will primarily consist of investment grade securities (i.e., securities with credit ratings within the four highest rating categories of a nationally recognized statistical rating organization ("NRSRO")) at the time of purchase. The Mortgage-Related Investments in which the Fund invests include mortgage backed securities (such as residential mortgage backed securities ("RMBS") and commercial mortgage backed securities ("CMBS")). Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. Mortgage-backed securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). Certain mortgage-backed securities (including RMBS and CMBS), where mortgage payments are divided up between paying the loan's principal and paying the loan's interest, are referred to as stripped mortgage-backed securities (SMBS). Further, mortgage-backed securities can also be categorized as collateralized mortgage obligations (CMOs) or real estate mortgage investment conduits (REMICs) where they are divided into multiple classes with each class being entitled to a different share of the principal and/or interest payments received from the pool of underlying assets.

      The mortgage-backed securities in which the Fund invests may be, but are not required to be, issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as Ginnie Mae and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Government agency or instrumentality securities have different levels of credit support. For example, Ginnie Mae securities carry a guarantee as to the timely repayment of principal and interest that is backed by the full faith and credit of the U.S. government. However, the full faith and credit guarantee does not apply to the market prices and yields of the Ginnie Mae securities or to the net asset value, trading price or performance of the Fund, which will vary with changes in interest rates and other market conditions. Fannie Mae and Freddie Mac pass-through mortgage certificates are backed by the credit of the respective instrumentality and are not guaranteed by the U.S. government. Other securities issued by government agencies or instrumentalities, including government-sponsored entities, may only be backed by the creditworthiness of the issuing institution, not the U.S. government, or the issuers may have the right to borrow from the U.S. Treasury to meet their obligations. Many mortgage-backed securities are pass-through securities, which means they provide investors with monthly payments consisting of a pro rata share of both regular interest and principal payments as well as unscheduled prepayments on the underlying mortgage loans. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately. Adjustable-rate mortgage-backed securities include ARMS and other mortgage-backed securities with interest rates that adjust periodically to reflect prevailing market rates.

      Additionally, the Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. During the period between a sale and repurchase, the Fund will forgo principal and interest paid on the mortgage-backed securities. The Fund will earn or lose money on a mortgage dollar roll from any difference between the sale price and the future purchase price. In a sale and repurchase, the Fund will also earn money on the interest earned on the cash proceeds of the initial sale. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Advisor.

      The Fund may also invest in to-be-announced transactions ("TBA Transactions"). A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date.

      The Fund may invest in interest only synthetic ("IOS") contracts. IOS contracts are synthetic total return swaps referencing the interest component of mortgage pools. They provide investors with synthetic exposure to interest flows of mortgage-backed securities. Initially, the Fund expects that the Mortgage Related Derivatives in which it invests will consist only of IOS contracts; however, the Fund may, in the future, invest in other Mortgage-Related Derivatives to the extent consistent with the types of derivative instruments referenced below.

      Further, the Fund may enter into short sales as part of its overall portfolio management strategies or to offset a potential decline in the value of a security; however, the Fund does not expect, under normal market conditions, to engage in short sales with respect to more than 30% of the value of its net assets that are invested in Mortgage-Related Investments. To the extent required under applicable federal securities laws, rules, and interpretations thereof, the Fund will "set aside" liquid assets or engage in other measures to "cover" open positions and short positions held in connection with the foregoing types of transactions and Mortgage-Related Derivatives.

PREFERRED SECURITIES

      The Fund invests in preferred securities. Certain of the preferred securities in which the Fund invests are traditional preferred stocks which issue dividends that qualify for the dividends received deduction under which "qualified" domestic corporations are able to exclude a percentage of the dividends received from their taxable income. Certain of the preferred securities in which the Fund invests are preferred stock that does not issue dividends that qualify for the dividends received deduction or generate qualified dividend income. Hybrid preferred securities, another type of preferred securities, are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Preferred securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. Preferred securities are generally junior to all forms of the company's debt, including both senior and subordinated debt.

MLPS

      The Fund invests in MLPs, which are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, and I-Shares, which represent an ownership interest issued by an affiliated party of an MLP. To qualify as an MLP, a partnership must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership's operations and management.

      The Fund may invest in MLP subordinated units, which are typically issued by MLPs to their original sponsors, such as their founders, corporate general partners of MLPs, entities that sell assets to MLPs, and institutional investors. In addition, as indicated above, the Fund may invest in I Shares, which are issued by MLP affiliates. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of i units. I-units have similar features as MLP common units in terms of voting rights, liquidation preference and distributions. However, rather than receiving cash, the MLP affiliate receives additional i-units in an amount equal to the cash distributions received by MLP common units. Similarly, holders of I-Shares will receive additional I-Shares, in the same proportion as the MLP affiliates' receipt of i-units, rather than cash distributions. I-Shares themselves have limited voting rights which are similar to those applicable to MLP common units. I-Shares are listed and traded on a U.S. national securities exchange.

DIVIDEND PAYING EQUITY SECURITIES AND DEPOSITARY RECEIPTS

      The Fund invests in equity securities of domestic and foreign issuers listed on a U.S. or foreign securities exchange and non-U.S. securities that are listed on a U.S. securities exchange in the form of Depository Receipts.

REITS

      The Fund invests in real estate investment trusts, or "REITs," which are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are typically a highly liquid method of investing in real estate.

      REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.

U.S. GOVERNMENT SECURITIES

      The Fund may invest in U.S. government and agency securities, including mortgage-backed securities. U.S. government securities include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the full faith and credit of the United States. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States.

TIPS

      The Fund invests in TIPS. TIPS are inflation-indexed fixed-income securities issued by the U.S. Department of Treasury that utilize an inflation mechanism tied to the Consumer Price Index ("CPI"). TIPS are backed by the full faith and credit of the United States. TIPS are offered with coupon interest rates lower than those of nominal rate Treasury securities. The coupon interest rate remains fixed throughout the term of the securities. However, each day the principal value of the TIPS is adjusted based upon a pro-rata portion of the CPI as reported three months earlier. Future interest payments are made based upon the coupon interest rate and the adjusted principal value.

ADDITIONAL INVESTMENTS

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The Fund may invest in short-term debt securities, money market funds and other cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings will vary and will depend on several factors, including market conditions. For temporary defensive purposes, during the initial invest-up period and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objectives. The Fund may adopt a defensive strategy when the Advisor believes securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances.

      Short-term debt securities are securities from issuers having a long-term debt rating of investment grade by S&P Ratings, Moody's or Fitch and having a maturity of one year or less. The use of temporary investments will not be a part of a principal investment strategy of the Fund.

      Short-term debt securities are defined to include, without limitation, the following: (i) U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities; (ii) short-term securities issued or guaranteed by non-U.S. governments or by their agencies or instrumentalities; (iii) certificates of deposit issued against funds deposited in a bank or savings and loan association; (iv) bankers' acceptances, which are short-term credit instruments used to finance commercial transactions; (v) repurchase agreements, which involve purchases of debt securities; (vi) bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest; and (vii) commercial paper, which is short-term unsecured promissory notes. The Fund may only invest in commercial paper rated at least A-3 or higher by S&P Ratings, Prime-3 or higher by Moody's or F3 or higher by Fitch.

INVESTMENT COMPANIES AND OTHER POOLED INVESTMENT VEHICLES

      The Fund may invest in securities of investment companies, including ETFs registered as investment companies under the 1940 Act. ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of the fund's advisory and administrative fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed end investment companies. Securities of other pooled investment vehicles may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.

PORTFOLIO HOLDINGS

      A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is included in the Fund's SAI under "Policy Regarding Disclosure of Portfolio Holdings" and on the Fund's website at www.ftportfolios.com.

                   ADDITIONAL RISKS OF INVESTING IN THE FUND

      Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objectives. Before you invest, you should consider the following risks in addition to the Principal Risks set forth above in this prospectus.

      Borrowing and Leveraging Risk. When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund's returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund's asset coverage to less than the prescribed amount.

      Commodity Pricing Risk. MLPs, MLP related entities and energy companies may be directly affected by energy commodity prices, especially those energy companies who own the underlying energy commodity. Commodity prices fluctuate for several reasons including, changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices which leads to a reduction in production or supply may also impact the performance of MLPs, MLP related entities and energy companies that are solely involved in the transportation, processing, storing, distribution or marketing of commodities. Volatility of commodity prices may also make it more difficult for MLPs, MLP related entities and energy companies to raise capital to the extent the market perceives that their performance may be directly tied to commodity prices.

      Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's, Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies' processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities' perceived or actual credit risk.

      Credit Risk. In addition to the risks described above in "Principal Risks -- Credit Risk," credit risk is the risk that an issuer of a debt instrument may be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of an instrument may decline because of concerns about the issuer's ability or unwillingness to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment-grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

      Deferred Tax Risk. As a limited partner in the MLPs in which it may invest, the Fund will be allocated its pro rata share of income, gains, losses, deductions and expenses from the MLPs. A significant portion of MLP income has historically been offset by tax deductions. The Fund will recognize income with respect to that portion of a distribution that is not offset by tax deductions, with the remaining portion of the distribution being treated as a tax-deferred return of capital. The percentage of an MLP's distribution which is offset by tax deductions will fluctuate over time for various reasons. A significant slowdown in acquisition or investment activity by MLPs held in the Fund's portfolio could result in a reduction of accelerated depreciation or other deductions generated by these activities, which may result in increased net income to the Fund. A reduction in the percentage of the income from an MLP offset by tax deductions or gains as a result of the sale of portfolio securities will reduce that portion, if any, of the Fund's distribution treated as a tax-deferred return of capital and increase that portion treated as dividend income, resulting in lower after-tax distributions to the Fund's shareholders. The Fund will rely to some extent on information provided by MLPs, which is usually not timely, to determine the tax character of the distributions to shareholders.

      Depositary Receipts Risk. In addition to the risks above in "Principal Risks -- Depositary Receipts Risk," an investment in Depositary Receipts involves further risks due to certain features of Depositary Receipts. Depositary Receipts are usually in the form of ADRs or GDRs. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by non-U.S. banks in one or more markets around the world. ADRs or GDRs may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of Depositary Receipts, whether ADRs or GDRs, are usually subject to a fee charged by the depositary.

      Holders of Depositary Receipts may have limited voting rights pursuant to a deposit agreement between the underlying issuer and the depositary. In certain cases, the depositary will vote the equity shares deposited with it as directed by the underlying issuer's board of directors. Furthermore, investment restrictions in certain countries may adversely impact the value of Depositary Receipts because such restrictions may limit the ability to convert equity shares into Depositary Receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the Depositary Receipt. Moreover, if Depositary Receipts are converted into equity shares, the laws in certain countries may limit the ability of a non-resident to trade the equity shares and to reconvert the equity shares to Depositary Receipts.

      Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing the unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

      Failure to Qualify as a Regulated Investment Company . If, in any year, the Fund fails to qualify as a Regulated Investment Company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a Regulated Investment Company that is accorded special tax treatment. If the Fund fails to qualify as a Regulated Investment Company, distributions to the Fund's shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders. See "Federal Tax Matters."

      Financial Companies Risk. In addition to the risks described above in "Principal Risks -- Financial Companies Risk," an investment in financial companies involves additional risks not set forth above. Negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers. Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Regulatory changes could cause business disruptions or result in significant loss of revenue, and there can be no assurance as to the actual impact that these laws and their regulations will have on the financial markets.

      Fixed Income Securities Risk. An investment in the Fund also involves risk associated with an investment in fixed-income securities including the risk that certain of the securities in the Fund may not have the benefit of covenants which would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This could have the effect of reducing the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

      Floating Rate Loan Risk. In addition to the risks described above in "Principal Risks -- Floating Rate Loan Risk," the loans in which the Fund may invest may not (i) be rated at the time of investment; (ii) be registered with the SEC; (iii) be listed on a securities exchange; or (iv) have sufficient collateral securing the loan or the collateral may not be available in the event of bankruptcy. In addition, the amount of public information available with respect to loans may be less extensive than that available for more widely rated, registered and exchange listed securities. Because no active trading market may exist for some of the loans in which the Fund may invest, such loans may be illiquid and more difficult to value than more liquid instruments for which a trading market does exist. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in loans may have uncertain settlement time periods. Because the interest rates of loans in which the Fund may invest may reset frequently, if market interest rates fall, the loans' interest rates will be reset to lower levels, potentially reducing the Fund's income.

      First Trust or its affiliates may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of such affiliates in the loan market may restrict the Fund's ability to acquire some loans or affect the timing or price of loan acquisitions. Also, because First Trust may wish to invest in the publicly traded securities of an obligor, the Fund may not have access to material non public information regarding the obligor to which other investors have access.

      High Yield Securities Risk. In addition to the risks described above in "Principal Risks -- High Yield Securities Risk," the Fund's investment in high yield, high risk, domestic and foreign obligations, or "junk" securities, may entail increased credit risks and the risk that the value of Fund's assets will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of fixed rate obligations generally. Securities such as those included in the Fund are, under most circumstances, subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding, higher rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high yield, high risk securities, resulting in a higher incidence of defaults among high yield, high risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high yield, high risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The advisor and the sub-advisors cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

      High yield debt may be issued by companies without long track records of sales and earnings, or by issuers that have questionable credit strength. High yield debt and comparable unrated debt securities: (i) will likely have some quality and protective characteristics that, in the judgment of the rating agency evaluating the instrument, are outweighed by large uncertainties or major risk exposures to adverse conditions; and (ii) are predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal in accordance with the terms of the obligation. Many lower quality debt securities are subject to legal or contractual restrictions limiting the Fund's ability to resell the securities to the general public.

      Illiquid Securities Risk. In addition to the risks described above in "Principal Risks -- Illiquid Securities Risk," an investment in the Fund involves further risk due to the fact that the Fund may invest a substantial portion of its assets in lower-quality debt instruments issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. In such event, there would be a greater chance that the Fund may be forced to curtail or suspend redemptions, in which case you might experience a delay or inability to liquidate your investment at the desired time or in the desired amount.

      Income Risk. In addition to the risks described above in "Principal Risks -- Income Risk," if interest rates decline, the income earned from the Fund's portfolio may also decline. This can result because the Fund generally holds floating rate debt that will adjust lower with falling interest rates. For loans, interest rates typically reset periodically.

      Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions.

      Interest Rate Risk. In addition to the risks described above in "Principal Risks -- Interest Rate Risk," the value of the Fund's fixed-rate income may decline if market interest rates rise. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments. Duration is a common measure of interest rate risk. Duration measures a bond's expected life on a present value basis, taking into account the bond's yield, interest payments and final maturity. Duration is a reasonably accurate measure of a bond's price sensitivity to changes in interest rates. The longer the duration of a bond, the greater the bond's price sensitivity is to changes in interest rates.

      Investment Companies Risk. The Fund may invest in the shares of other investment companies, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying funds. In general, as a shareholder in other investment companies, the Fund bears its ratable share of the underlying fund's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other investment companies.

      Issuer Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

      Management Risk. The Fund is subject to management risk because it has an actively managed portfolio. The advisor and the sub-advisors will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will achieve its investment objectives.

      Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange which could result in a decrease in value of the Fund's shares.

      MLP Risk. In addition to the risks described above in "Principal Risks -- MLP Risk," the Fund's ability to meet its investment objectives depends, in part, on the level of taxable income and distributions it receives from the MLP and MLP-related entities in which the Fund invests, a factor over which the Fund has no control. The benefit the Fund derives from its investment in MLPs is largely dependent on their being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. If, as a result of a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the applicable corporate tax rate. If an MLP was classified as a corporation for federal income tax purposes, the amount of cash available for distribution with respect to its units would be reduced and any such distributions received by the Fund would be taxed entirely as dividend income if paid out of the earnings of the MLP. Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a material reduction in the after-tax return to the Fund, likely causing a substantial reduction in the value of the shares of the Fund.

      Non-U.S. Securities Risk. In addition to the risks described above in "Principal Risks -- Non-U.S. Securities Risk," an investment in securities of non-U.S. companies involves other risks not associated with domestic issuers. Investment in non-U.S. securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by non-U.S. governments. Non-U.S. investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of non-U.S. holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in non-U.S. securities. Additionally, non-U.S. issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

      Preferred Securities Risk. In addition to the risks described above in "Principal Risks - Preferred Securities Risk," an investment in preferred securities involves the further risks not associated with an investment in common stocks set forth below.

      o Limited Voting Rights. Generally, holders of preferred securities (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer's board. Generally, once the issuer pays all the arrearages, the preferred security holders no longer have voting rights.

      o Special Redemptions Rights. In certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. As with call provisions, a special redemption by the issuer may negatively impact the return of the security held by the Fund.

      o Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for federal income tax purposes although it has not yet received such income in cash.

      o Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments and therefore will be subject to greater credit risk than those debt instruments.

      o Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

      Prepayment Risk. During periods of falling interest rates, an issuer of a loan may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund's income.

      REIT Risk. In addition to the risks described above in "Principal Risks -- REIT Investment Risk," an investment in REITs also involves certain risks, which include, among others, adverse changes in national, state or local real estate conditions (such as the turmoil experienced since 2007 in the residential and commercial real estate markets); obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like investment companies, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

      Valuation Risk. Unlike publicly traded securities that trade on national exchanges, there is no central place or exchange for debt securities trading. Debt securities generally trade on an "over-the-counter" market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third party pricing service, which primarily uses broker quotes to value the securities.

                               FUND ORGANIZATION

      The Fund is a series of the First Trust Variable Insurance Trust (the "Trust"), an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for the overall management and supervision of the Trust. The Board of Trustees of the Trust (the "Board") elects the Trust's officers and approves all significant agreements, including those with First Trust, the custodian, the transfer agent and the fund administrative and accounting agent.

                             MANAGEMENT OF THE FUND

      First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Fund. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio.

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board.

      First Trust serves as advisor or sub advisor for __ mutual fund portfolios, seven exchange traded funds consisting of __ series and __ closed end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), an affiliate of First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the shares of the Fund.

      The Fund and First Trust have retained EIP and Stonebridge, affiliates of First Trust, to serve as investment sub-advisors. In this capacity, the Sub-Advisors will provide recommendations to the Advisor regarding the selection and on-going monitoring of the securities in the Fund's investment portfolio. EIP will exercise discretion over certain of the Fund's investments, while Stonebridge will serve as a non-discretionary sub-adviser.

      EIP, an affiliate of First Trust, has been retained by the Fund to provide recommendations regarding the selection and ongoing monitoring of the MLP securities in the Fund's investment portfolio and to exercise discretion over certain of the Fund's assets. EIP, located at 49 Riverside Avenue, Westport, Connecticut 06880, is a registered investment advisor and serves as investment advisor to investment portfolios with approximately $___ billion of assets as of _____. EIP is a Delaware limited liability company and an SEC-registered investment advisor, founded in October 2003 by James J. Murchie to provide professional asset management services in the area of energy-related MLPs and other high-payout securities in the energy infrastructure sector. In addition to serving as sub-advisor to the Fund, EIP serves as the investment manager to three unregistered investment companies and one private registered investment company for high net worth individuals and institutions. EIP also serves as the sub-advisor to the First Trust Energy Income and Growth Fund (NYSE: FEN), First Trust Energy Infrastructure Fund (NYSE: FIF) and First Trust North American Energy Infrastructure Fund (NYSE: EMLP). EIP mainly focuses on portfolio companies that operate infrastructure assets such as pipelines, storage and terminals that receive fee-based or regulated income from their customers.

      Stonebridge, an affiliate of First Trust based in Wilton, Connecticut, has been retained by the Fund to provide recommendations regarding the selection and ongoing monitoring of the preferred and hybrid securities in the Fund's investment portfolio. Stonebridge is a registered investment advisor with the SEC. Stonebridge, located at [ADDRESS], is a niche asset management firm that manages portfolios of preferred securities for institutional investors and high net worth individuals. Stonebridge, formed in December 2004, serves as investment advisor or portfolio supervisor to investment portfolios with approximately $___ billion in assets, which it managed or supervised as of ________. A portion of these assets are contained in investments sponsored by FTP, for which Stonebridge acts as sub-portfolio supervisor.

      There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of the Investment Committee. The Investment Committee consists of Daniel J. Lindquist, David G. McGarel, Jon C. Erickson, Roger F. Testin, William Housey, Todd Larson, James Snyder and Jeremiah Charles.

      o Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Fund's investment strategy. Mr. Lindquist was a Senior Vice President of First Trust and FTP from September 2005 to July 2012 and is now a Managing Director.

      o Mr. McGarel is the Chief Investment Officer and a Managing Director of First Trust and FTP. As First Trust's Chief Investment Officer, Mr McGarel consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. McGarel was a Senior Vice President of First Trust and FTP from January 2004 to July 2012.

      o Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      o Mr. Testin is a Senior Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Testin has been a Senior Vice President of First Trust and FTP since November 2003.

      o Mr. Larson has been a Vice President and Fixed Income Portfolio Manager at First Trust since December 2007. Mr. Larson is responsible for managing fixed income portfolios for First Trust's institutional clients. Prior to joining First Trust, Mr. Larson was a portfolio manager with ABN AMRO Asset Management, Horizon Cash Management and Van Kampen American Capital.

      o Mr. Housey joined First Trust in June 2010 as Senior Portfolio Manager for the Leveraged Finance Investment Team and has 17 years of investment experience. Prior to joining First Trust, Mr. Housey was at Morgan Stanley/Van Kampen Funds, Inc. for 11 years and served as Executive Director and Co-Portfolio Manager.

      o Mr. Snyder is a Portfolio Manager for the First Trust Mortgage Securities Team. Prior to joining First Trust in 2013, Mr. Snyder worked as a Senior Portfolio Manager at Fort Sheridan Advisors where he managed mortgage portfolios for institutional clients.

      o Mr. Charles is a Portfolio Manager for the First Trust Mortgage Securities Team. Prior to joining First Trust in 2013, Mr. Charles was a Vice President of Mortgage Product Sales at CRT Capital and a Senior Portfolio Manager at Deerfield Capital Management.

      For additional information concerning First Trust, the Sub-Advisors and the Investment Committee, including a description of the services provided to the Fund, see "Management of the Fund" in the Fund's SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of shares of the Fund.

MANAGEMENT FEE

      For providing management services, the Fund pays First Trust an annual Fund management fee of 0.60% of average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of Class I shares and Class II shares (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, (the "Expense Caps") at least until May 1, 2016. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in a Class's expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, and extraordinary expenses) exceeding its Expense Cap. Information regarding the Board's approval of the Fund's investment management agreement will be available in the Fund's initial Semi-Annual Report to Shareholders.

      As of the date of this prospectus, the Fund has not yet commenced operations or paid management fees.

                                 SHARE CLASSES

      The Fund currently offers two classes of shares: Class I and Class II. Each class represents an interest in the same portfolio of investments but with a different combination of expenses. Consult with your Participating Insurance Company representative for additional information on whether the shares are an appropriate investment choice. Not all Participating Insurance Companies may offer both classes of shares. Contact your Participating Insurance Company or refer to your plan documents for instructions on how to purchase, exchange, or redeem shares.

      Please refer to the SAI for more information about Class I and Class II shares, including more detailed program descriptions. If your Participating Insurance Company offers more than one class of shares, you should carefully consider which class of shares to purchase. A certain class may have higher expenses than another, which may lower the return on your investment. Additional information is also available from your Participating Insurance Company.

CLASS I SHARES

      You can purchase Class I shares at the offering price, which is the net asset value per share without any sales charge. Class I shares are subject to an annual service fee pursuant to a 12b-1 service plan of 0.25% of the Fund's average daily net assets attributable to Class I shares. The annual 0.25% service fee compensates your Participating Insurance Company for providing ongoing service to you. Class I shares are not subject to a distribution fee.

CLASS II SHARES

      You can purchase Class II shares at the offering price, which is the net asset value per share without any sales charge. Class II shares are not subject to ongoing service or distribution fees and therefore have lower ongoing expenses than Class I shares.

                           INVESTMENT IN FUND SHARES

      Shares of the Fund are sold only to Accounts to fund the benefits of the variable annuity and variable life insurance contracts issued by a Participating Insurance Company. Each Account purchases shares of the Fund in accordance with variable account allocation instructions received from owners of the Contracts. First Trust then uses the proceeds to buy securities for the Fund. The Accounts, as shareholders, have an ownership interest in the Fund's investments.

      Shares of the Fund may be offered to insurance company separate Accounts of both variable annuity and variable life insurance Contracts. Due to differences in tax treatment and other considerations, the interests of various Contract owners participating in the Fund may conflict. The Board of Trustees will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to such conflict. The Board will appoint a monitor (the "Monitor") who may be the Chief Compliance Officer or another officer of the Trust to review all reports made by Participating Insurance Companies to the Fund and such other information received from Participating Insurance Companies with respect to any current or potential material irreconcilable conflict. If the Monitor reports to the Board that a current or potential material irreconcilable conflict may exist, it will be the duty of the Board to determine whether such conflict in fact exists and determine what action, if any, should be taken in response to such conflict.

      The Fund does not issue share certificates. Individual investors may not purchase or redeem shares in the Fund directly; shares may be purchased or redeemed only through the Accounts. There are no minimum investment requirements. All investments in the Fund are credited to the shareholder's account in the form of full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share). For a discussion of how Contract owners may purchase Fund shares, please refer to the prospectus for the Account. Owners of the Contracts may direct purchase or redemption instructions to their Participating Insurance Company.

      The price received for purchase requests will depend on when the order is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. A business day is any day the New York Stock Exchange is open for business and normally ends at 4:00 p.m., Eastern time. See "Net Asset Value" for a discussion of how shares are priced.

                           REDEMPTION OF FUND SHARES

      The Fund offers to buy back (redeem) shares of the Fund from an Account at any time at net asset value. The Account will redeem shares to make benefit or surrender payments under the terms of the variable annuity and variable life insurance contracts or to effect transfers among investment options. Redemptions are processed on any day on which the Fund is open for business and are effected at the net asset value next determined after the redemption order, in proper form, is received. Orders received before the close of trading on a business day will receive that day's closing price, otherwise the next business day's price will be used. For a discussion of how Contract owners may redeem shares, please refer to the prospectus for the Account.

      The Fund may suspend the right of redemption only under the following unusual circumstances:

      o when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

      o when trading in the markets utilized is restricted, or when an emergency exists, as determined by the Securities and Exchange Commission ("SEC"), so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or

      o      during any period when the SEC may permit.


                            DISTRIBUTIONS AND TAXES

Automatic Reinvestment

      Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes it net realized capital gains, if any, to shareholders at least annually. All dividends payable by the Fund will be reinvested in the Fund.

Certain Federal Income Tax Matters [TO BE REVIEWED BY C&C TAX]

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.

      Failure to satisfy certain diversification standards under the Code at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of the Code.

      Section 817(h)(2) of the Code provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter: (i) the assets in the account meet the diversification requirements for a regulated investment company; (ii) no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies; and (iii) the segregated asset account meets a number of further requirements under the Treasury Regulations.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

      Please see "Certain Federal Income Tax Matters" in the Fund's SAI for a more complete discussion of the federal tax matters concerning the Fund.

                            RULE 12B-1 SERVICE PLAN

      FTP serves as the selling agent and distributor of the Fund's shares. In this capacity, FTP manages the offering of the Fund's shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan under Rule 12b-1 of the 1940 Act. For Class I shares, the Fund may spend up to 0.25% per year of its average daily net assets as a service fee. Class II shares of the Fund are not subject to this service fee. FTP uses the service fee to compensate the Participating Insurance Companies for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering Fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the plan allows First Trust to use a portion of its advisory fee to compensate FTP for other expenses, including printing and distributing prospectuses to persons other than shareholders or Contract owners, and the expenses of compensating its sales force and preparing, printing and distributing advertising, sales literature and reports to shareholders and Contract owners used in connection with the sale of shares. The Board of the Trust reserves the right to suspend payments under the 12b-1 service plan at any time.

                                NET ASSET VALUE

      The price of Fund shares is based on the Fund's net asset value per share which is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. Net asset value is calculated for the Fund by dividing the value of the Fund's total assets, including accrued interest and dividends, less all liabilities, including accrued expenses and dividends declared but unpaid, by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the Board of Trustees or its delegate.

      The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board of the Trust. Portfolio securities listed on any exchange other than The NASDAQ Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ and the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

      The Fund's investments are valued daily in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Certain securities in which the Fund may invest are not listed on any securities exchange or board of trade. Such securities are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market makers exist. Certain securities, particularly debt securities, have few or no trades, or trade infrequently, and information regarding a specific security may not be widely available or may be incomplete. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Typically, debt securities are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses broker quotes to value the securities.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued at fair value according to procedures adopted by the Board. These securities generally include but are not limited to the following: restricted securities (securities which may not be publicly sold without registration under the Securities Exchange Act of 1934, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value."

As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. See "Purchases, Redemption and Pricing of Shares" in the Fund's SAI for details.

                             FUND SERVICE PROVIDERS

      The Fund's transfer and dividend paying agent and shareholder services, fund accounting and administrative agent is BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 ("BNY"). BNY performs bookkeeping, data processing, accounting and administrative services for the operation of the Fund and the maintenance of shareholder accounts. The custodian of the assets of the Fund is The Bank of New York Mellon, 101 Barclay Street, 20th Floor, New York, New York 10286.

      Each Participating Insurance Company performs certain administrative services for the Fund, its Account and the variable annuity and variable life insurance Contracts. The Fund pays an administrative services fee of 0.20% of average daily net assets to cover expenses incurred by the Participating Insurance Company in connection with these services. For more information on the Fund's expenses, see "Investment Advisory and Other Services" in the Fund's SAI.

                             BORROWING BY THE FUND

      The Fund may borrow money for temporary or emergency purposes, including to meet redemption requests or clear portfolio transactions. When the Fund borrows money, it must pay interest and other fees, which may reduce the Fund's returns. As prescribed by 1940 Act, the Fund will generally be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing.

                             SHAREHOLDER INQUIRIES

      All inquiries regarding the Fund should be directed to the Trust, attention Secretary, at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187 or by calling (800) 621-1675.

                FREQUENT TRADING POLICY REGARDING MARKET TIMING

      The Fund is intended for long-term investment and discourages frequent trading or market timing. Due to the fact that all shares of the Fund are issued to, and redeemed from, the Account, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to restrict or prohibit certain future purchases or exchanges by shareholders in certain circumstances. In addition, the Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account.

      Excessive trading in the Fund's shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the Fund. However, the Fund is also mindful that shareholders may have valid reasons for periodically purchasing and redeeming Fund shares.

      Accordingly, the Board of Trustees has adopted a Frequent Trading Policy that seeks to balance the Fund's need to prevent excessive trading in Fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of Fund shares.

      Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund's ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund's Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company's policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

      The Fund reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund's shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

      The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund's investment policies and/or objectives, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.

                              FINANCIAL HIGHLIGHTS

      The Fund has not yet commenced operations and, therefore, financial information is not yet available.

                 First Trust Multi Income Allocation Portfolio

For More Information

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments is available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal year. The Fund's most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (800) 621-1675, on the Fund's website at www.ftportfolios.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520 or by sending an electronic request to publicinfo@sec.gov.


First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675
www.ftportfolios.com/Retail/va/home.aspx                  SEC File #: 333-178767
                                                                       811-22652

                                 Preliminary Statement of Additional Information
                                                            Dated March 26, 2014
                                                           Subject to Completion



                      STATEMENT OF ADDITIONAL INFORMATION

                                  _____, 2014

                      FIRST TRUST VARIABLE INSURANCE TRUST


                 FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO
                                    CLASS I
                                    CLASS II

      This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to and more detailed than the information set forth in the prospectus for the First Trust Multi Income Allocation Portfolio (the "Fund"), a series of First Trust Variable Insurance Trust (the "Trust"), and should be read in conjunction with the prospectus for the Fund dated _____, 2014, which is incorporated by reference herein. The prospectus may be obtained by writing to the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free (800) 621-1675.

                               TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................4

INVESTMENT OBJECTIVES AND POLICIES............................................6

INVESTMENT STRATEGIES.........................................................8

INVESTMENT RISKS.............................................................24

FUND MANAGEMENT..............................................................34

CODE OF ETHICS...............................................................43

PROXY VOTING POLICIES AND PROCEDURES.........................................43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................44

INVESTMENT ADVISORY AND OTHER SERVICES.......................................44

RULE 12B-1 PLAN..............................................................50

BROKERAGE ALLOCATIONS........................................................52

FREQUENT TRADING POLICY REGARDING MARKET TIMING..............................53

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS............................55

VOTING RIGHTS AND GENERAL FUND INFORMATION...................................56

SHARE CLASSES................................................................56

PURCHASES, REDEMPTIONS AND PRICING OF SHARES.................................57

CERTAIN FEDERAL INCOME TAX MATTERS...........................................59

RATINGS DESCRIPTIONS.........................................................60

ADDITIONAL INFORMATION.......................................................66

APPENDIX A..................................................................A-1

                        GENERAL INFORMATION AND HISTORY

      The Trust is a diversified, open-end investment management company organized as a Massachusetts business trust on December 14, 2011. Currently, the Trust has two series established whose shares are authorized and outstanding. The shares of the Fund are referred to herein as "Shares" or "Fund Shares." The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies. Shares of the Fund are sold only to variable insurance accounts (each an "Account") to fund the benefits of the variable annuity and variable life insurance contracts (the "Contracts") issued by life insurance companies writing variable annuity contracts and variable life insurance contracts (each a "Participating Insurance Company").

      This SAI relates to the Fund. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objectives and policies.

      The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

      The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

      Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between the Fund and another entity or the sale of all or substantially all of the Fund's assets, or the termination of the Trust or the Fund without shareholder approval if the 1940 Act would not require such approval.

      The Declaration provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended by the Trustees in any respect without a shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

      The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Fund or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against the Fund waives the right to trial by jury to the fullest extent permitted by law.

      The Trust is not required to and does not intend to hold annual meetings of shareholders.

      Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations.

      The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The

Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objectives and certain policies of the Fund. The following supplements the information contained in the prospectus concerning the investment objectives and policies of the Fund.

      The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

             (1) The Fund may not issue senior securities, except as permitted under the 1940 Act.

             (2) The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided, that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

             (3) The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

             (4) The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

             (5) The Fund may not make loans to other persons, except through
      (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund's total assets.

             (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

             (7) The Fund may not invest more than 25% of its assets in the securities of issuers in any single industry. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

             (8) The Fund may not, as to 75% of its total assets, (a) invest more than 5% of the value of its total assets in the securities of any one issuer or (b) hold more than 10% of the outstanding voting securities of that issuer (other than securities of other investment companies and obligations issued or guaranteed by the U.S. government or any agency or instrumentality thereof).

      Except for restriction (2) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

      For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

      The fundamental investment limitations set forth above limit the Fund's ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

      The foregoing fundamental policies and the investment objectives of the Fund may not be changed without the affirmative vote of the majority of the outstanding Shares of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the Shares represented at a meeting at which more than 50% of the outstanding Shares are represented; or (ii) more than 50% of the outstanding Shares. With respect to the submission of a change in an investment policy to the Shareholders of the Fund, such matter shall be deemed to have been effectively acted upon if a majority of the outstanding Shares of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding Shares of any other fund affected by such matter.

      In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies and may be changed by the Board of Trustees.

                             INVESTMENT STRATEGIES

Description of the Fund

      As described in the Fund's prospectus, the Fund seeks to achieve its objectives through diversified exposure to nine income generating asset classes: high dividend stocks, preferred stocks, master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), high yield or "junk" bonds, floating rate loans, corporate bonds, mortgage-backed securities and Treasury Inflation Protected Securities ("TIPS"). See "Summary Information-Principal Investment Strategies" in the prospectus for a more detailed description of the Fund's investment strategies.

      There is, of course, no guarantee that the objectives of the Fund will be achieved.

TYPES OF INVESTMENTS

      Equities. To the extent disclosed in the Prospectus, the Fund intends to invest in equity securities. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions. Equity securities in which the Fund invests may include common and preferred stocks. Common stocks include the common stock of any class or series of a domestic or foreign corporation or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. The Funds may also invest in warrants and rights related to common stocks.

      The Fund will also invest in preferred equity securities. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or action rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

      High Yield Securities. The Fund will invest in securities that are rated below investment grade at the time of purchase. The ratings of a rating agency represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. For purposes of determining whether a security is below investment grade, the lowest available rating will be considered. If a security owned by the Fund is subsequently downgraded, the Fund will not be required to dispose of such security. If a downgrade occurs, the advisor and sub-advisors will consider what action, including the sale of such security, is in the best interests of the Fund. The Credit Rating Definitions, as published by the three major ratings agencies, are set forth in Appendix A to this SAI.

      Because the risk of default is higher for below investment grade securities than investment grade securities, the advisor's and sub-advisors' research and credit analysis will be an especially important part of managing securities of this type. The advisor and sub-advisors will attempt to identify those issuers of below investment grade securities whose financial condition the advisor and sub-advisors believe are adequate to meet future obligations or who have improved or are expected to improve in the future. The advisor's and sub-advisors' analysis primarily focuses on valuation and credit quality. Factors considered include, but are not limited to, interest or dividend coverage, balance sheet leverage, free cash flow, asset coverage, earnings prospects, relative value and the experience and managerial strength of the issuer.

      Corporate Bonds. Corporate bonds, also known as fixed-income securities, are debt obligations issued by corporations. Corporate bonds are generally used by corporations to borrow money from investors. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a corporate bond is unsecured, it is known as a debenture. Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed-income securities which pay no interest. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the holder of the bonds. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

      Master Limited Partnerships. Much of the opportunities in higher payout energy infrastructure are in the form of MLPs. The Sub-Advisors believe that this investment opportunity is difficult for many large investors to take advantage of, which has left these securities largely in the hands of retail investors. Non-taxable investors, such as pension funds and endowments, have not historically owned significant portions of these securities because MLPs can generate a substantial amount of "unrelated business taxable income," or UBTI, which can be disadvantageous to such institutions. In addition, for tax years beginning on or before October 22, 2004, MLPs represented non-qualifying income for mutual funds. Prior to the rapid growth of these asset classes over the last few years, MLPs were considered too small for most large investor allocations. As a result, the Sub-Advisors believe the combination of the lack of institutional investment and the growth in size of these asset classes has made this an attractive investment universe. For purposes of this SAI, an MLP is a limited partnership or a limited liability company that is treated as a partnership for federal income tax purposes, the interests in which (known as units) are traded on securities exchanges or over-the-counter.

      Loans. The Fund may invest in fixed and floating rate loans ("Loans"). Loans may include senior floating rate loans ("Senior Loans") and secured and unsecured loans, second lien or more junior loans and bridge loans ("Junior Loans"). Loans are typically arranged through private negotiations between borrowers in the United States or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations ("Obligors") and one or more financial institutions and other lenders ("Lenders"). The Fund may invest in Loans by purchasing assignments of all or a portion of Loans ("Assignments") or Loan participations ("Participations") from third parties.

      The Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Assignments are arranged through private negotiations between potential assignees and potential assignors. With respect to Participations, typically, the Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of the Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

      A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the "Agent") for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent's duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower's collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund's portfolio.

      In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When the Fund buys or sells a Loan it may pay a fee. In certain circumstances, the Fund may receive a prepayment penalty fee upon prepayment of a Loan.

      There may be instances in which the Fund is required to vote upon amendments to certain of the Loans in which it invests. In these cases, the Fund will attempt to ensure that such amendments are voted consistently and solely in the best interests of the Fund.

      Additional Information Concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

      Preferred Securities and Hybrid Securities. The Fund invests in preferred securities. Certain of the preferred securities in which the Fund invests are traditional preferred securities, which issue dividends that qualify for the dividend received deduction under which "qualified" domestic corporations are able to exclude a percentage of the dividends received from their taxable income.

      Certain of the preferred securities in which the Fund invests are preferred securities that do not issue dividends that qualify for the dividends received deduction for eligible investors ("non-DRD preferred securities") and debt instruments that are similar in many respects to preferred securities (such debt instruments and non-DRD preferred securities are often referred to as "hybrid securities") that do not qualify for the dividends received deduction or issue qualified dividend income. Pursuant to the dividends received deduction, corporations may generally deduct 70% of the dividend income they receive. Corporate shareholders of a regulated investment company like the Fund generally are permitted to claim a deduction with respect to that portion of their distributions attributable to amounts received by the regulated investment company that qualify for the dividends received deduction. However, not all preferred securities pay dividends that are eligible for the dividends received deduction. Any corporate shareholder who otherwise would qualify for the dividends received deduction should assume that none of the distributions it receives from the Fund will qualify for the dividends received deduction.

      These types of hybrid securities typically offer additional yield spread versus other types of preferred securities due to this lack of special tax treatment. Hybrid securities are typically issued by corporations, generally in the form of interest bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of (i) beneficial interests in subordinated debentures or similarly structured securities or (ii) more senior debt securities that pay income and trade in a manner similar to preferred securities. The hybrid securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. The hybrid securities market is divided into the "$25 par" and the "institutional" segments. The $25 par segment is typified by securities that are listed on the New York Stock Exchange (the "NYSE"), which trade and are quoted "flat", i.e., without accrued dividend income, and which are typically callable at par value five years after their original issuance date. The institutional segment is typified by $1,000 par value securities that are not exchange-listed, which trade and are quoted on an "accrued income" basis, and which typically have a minimum of 10 years of call protection (at premium prices) from the date of their original issuance.

      Hybrid securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without adverse consequence to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when cumulative payments on the non-DRD preferred securities have not been made), these hybrid securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

      Hybrid securities include but are not limited to: trust originated preferred securities, monthly income preferred securities, quarterly income bond securities, quarterly income debt securities, quarterly income preferred securities, corporate trust securities, public income notes, and other trust preferred securities.

      Hybrid securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer's option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends payable. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer default on its obligations under such a security, the amount of dividends the Fund pays may be adversely affected.

      Many hybrid securities are issued by a trust or other special purpose entities established by operating companies, and are not a direct obligation of an operating company. At the time a trust or special purpose entity sells its preferred securities to investors, the trust or special purpose entity purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. The trust or special purpose entity is generally required to be treated as transparent for federal income tax purposes such that the holders of the non-DRD preferred securities are treated as owning beneficial interests in the underlying debt of the operating company. Accordingly, payments of the non-DRD preferred securities are treated as interest rather than dividends for federal income tax purposes and, as such, are not eligible for the dividends received deduction. The trust or special purpose entity in turn would be a holder of the operating company's debt and would have priority with respect to the operating company's earnings and profits over the operating company's common shareholders, but would typically be subordinated to other classes of the operating company's debt. Typically a non-DRD preferred share has a rating that is slightly below that of its corresponding operating company's senior debt securities.

      Non-U.S. Investments. The Fund may invest in securities issued by non-U.S. companies that are traded over-the-counter ("OTC") or listed on an exchange. Non-U.S. debt securities in which the Fund may invest include debt securities issued or guaranteed by companies organized under the laws of countries other than the United States, debt securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. Non-U.S. debt securities also include U.S. dollar denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers and of supranational government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign debt securities also may be traded on foreign securities exchanges or in OTC capital markets. To the extent the Fund invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, the Fund's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, the Fund is authorized to enter into various currency exchange transactions.

ADDITIONAL INVESTMENTS

      Additional Information Concerning Synthetic Letters of Credit. Loans may include synthetic letters of credit. In a synthetic letter of credit transaction, the lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When the Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the lender's borrowing costs and the terms of a synthetic letter of credit. Synthetic letters of credit are typically structured as assignments with the Fund acquiring direct rights against the obligor.

      Additional Information Concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a loan at a future date. Typically, the Fund receives a commitment fee for entering into the unfunded commitment.

      Credit Linked Notes. Credit linked notes are structured securities typically issued by banks whose principal and interest payments are contingent on the performance of a reference issuer. Credit linked notes are created by embedding a credit default swap in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These credit linked notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer.

      Illiquid Securities. The Fund may invest in illiquid securities (i.e., securities that cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund values the securities for purposes of determining the Fund's net asset value). For purposes of this restriction, illiquid securities include, but are not limited to, certain restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust Advisors L.P. ("First Trust" or the "Advisor") the day to day determination of the illiquidity of any equity or fixed income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, First
Trust looks to factors such as (i) the nature of the market for a security (including the institutional private resale market), the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer); (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments); and (iii) other permissible relevant factors.

      Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

      Investment Companies and Pooled Investment Vehicles. The Fund may invest in other pooled investment vehicles, including open-end or closed-end investment companies, other exchange-traded funds ("ETFs") and business development companies that invest primarily in securities of the types in which the Fund may invest directly. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of that vehicle's expenses, and would remain subject to payment of the Fund's management fees with respect to assets so invested. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other pooled investment vehicles. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs and closed-end funds. Other pooled investment vehicles may be leveraged, and the net asset value and market value of their securities will therefore be more volatile and the yield to shareholders will tend to fluctuate more than the yield of unleveraged pooled investment vehicles.

      The Fund may invest in the securities of ETFs in excess of the limits imposed under the 1940 Act pursuant to exemptive orders obtained by certain ETFs and their sponsors from the SEC. An ETF is a fund that holds a portfolio of securities and trades on a securities exchange and its shares may, at times, trade at a premium or discount to their net asset value. Additionally, the Fund may invest in certain investment companies in excess of the limits imposed under the 1940 Act, subject to certain terms and conditions, pursuant to an exemptive order that the SEC has issued to the Trust. The Fund may also invest in shares of money market funds to the extent permitted by the 1940 Act.

      Other Loans. The Fund may invest in secured loans that are not first lien and loans that are unsecured. These loans have the same characteristics as senior loans except that such loans are not first in priority of repayment and/or are not secured by collateral. Accordingly, the risks associated with these loans are higher than the risks for loans with first priority over the collateral. Because these loans are lower in priority and/or unsecured, they are subject to the additional risk that the cash flow of the borrower may be insufficient to meet scheduled payments after giving effect to the secured obligations of the borrower. In the event of default on such a loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no value would remain for the holders of secured loans that are not first lien and loans that are unsecured and therefore result in a loss of investment to the Fund.

      Fixed Income Investments and Cash Equivalents. The Fund may invest in fixed income investments and cash equivalents in order to provide income, liquidity and preserve capital.

      Fixed income investments and cash equivalents held by the Fund may include, without limitation, the following:

             (1) The Fund may invest in U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. In addition, the Fund may invest in sovereign debt obligations of non-U.S. countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject.

             (2) The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured. The Fund may only invest in certificates of deposit issued by U.S. banks with at least $1 billion in assets.

             (3) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

             (4) The Fund may invest in repurchase agreements, which involve purchases of debt securities with counterparties that are deemed by the Advisor to present acceptable credit risks. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The portfolio managers monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The portfolio managers do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

             (5) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

             (6) The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio managers will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may invest in commercial paper only if its has received the highest rating from at least one nationally recognized statistical rating organization or, if unrated, judged by First Trust to be of comparable quality.

             (7) The Fund may invest in shares of money market funds, as consistent with its investment objectives and policies. Shares of money market funds are subject to management fees and other expenses of those funds. Therefore, investments in money market funds will cause the Fund to bear proportionately the costs incurred by the money market funds' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. Although money market funds that operate in accordance with Rule 2a-7 under the 1940 Act seek to preserve a $1.00 share price, it is possible for the Fund to lose money by investing in money market funds.

      When-Issued or Delayed-Delivery Transactions. The Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, the Fund does not remit payment to the issuer, no interest is accrued on debt securities and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of the Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them. At the time the Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. When the time comes to pay for delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account as described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

      Although the Prospectus and this SAI describe certain permitted methods of segregating assets or otherwise "covering" certain transactions, the Fund may segregate against or cover such transactions using other methods permitted under the 1940 Act, the rules and regulations thereunder, or orders issued by the SEC thereunder. For these purposes, interpretations and guidance provided by the SEC staff may be taken into account.

PORTFOLIO TURNOVER

      The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund's investment portfolio that is bought and sold during a year is known as the Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

HEDGING STRATEGIES

General Description of Hedging Strategies

      The Fund may engage in hedging activities, or other investment in derivative instruments. The Fund may utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts and shorting strategies and swap agreements to attempt to hedge the Fund's holdings. The use of Futures is not a part of a principal investment strategy of the Fund.

      Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, the Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

      The Fund limits its direct investments in Futures, options on Futures and swaps to the extent necessary for First Trust to claim the exclusion from regulation as a "commodity pool operator" with respect to the Fund under Rule
4.5 of the Commodity Exchange Act (the "CEA"),, as such rule may be amended from time to time. Under Rule 4.5 of the CEA as currently in effect, the Fund limits its trading activity in Futures, options on Futures and swaps (excluding activity for "bona fide hedging purposes," as defined by the CFTC) such that it meets one of the following tests: (i) aggregate initial margin and premiums required to establish its Futures, options on Futures and swap positions do not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions; or (ii) aggregate net notional value of its Futures, options on Futures and swap positions does not exceed 100% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on such positions.

      First Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with respect to the Fund with the National Futures Association, the Futures industry's self-regulatory organization. If First Trust were no longer able to claim the exclusion for the Fund, First Trust would be required to register as a "commodity pool operator," and the Fund and First Trust would be subject to regulation under the CEA.

      The foregoing limitations are non-fundamental policies of the Fund and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

      The Fund will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

      The Fund may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

      A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Index or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, NYSE Amex Options, The NASDAQ(R) Stock Market ("NASDAQ(R)") and the Philadelphia Stock Exchange.

      The Fund's use of stock index options is subject to certain risks. Successful use by the Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

      There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

      The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Futures Contracts

      The Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by the Fund or for other purposes permissible under the CEA. The Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

      An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

      Margin is the amount of funds that must be deposited by the Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

      The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

      If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset value, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

      Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

      There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a Futures position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

      The Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

      The Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge the Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, the Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Fund intends to acquire.

      As with investments in Futures Contracts, the Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by the Fund. The Fund will earmark or set aside in a segregated account at the Fund's custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

      The risks associated with the use of options on Futures Contracts include the risk that the Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. The Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

Insurance Law Restrictions

      In connection with the Trust's agreement to sell Shares of the Fund to Accounts, Participating Insurance Companies and First Trust may enter into agreements, required by certain state insurance departments, under which First Trust may agree to use its best efforts to assure and to permit the Participating Insurance Companies to monitor the Fund for compliance with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If the Fund failed to comply with such restrictions or limitations, Participating Insurance Companies would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

                                INVESTMENT RISKS

      The following information supplements the discussion of the Fund's investment risks that appears in the Prospectus.

Agent Risk

      Selling lenders, agents and other entities that may be positioned between the Fund and the obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee's monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An agent, lender or other entity positioned between the Fund and the obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest if assets or interests held by the agent, lender or other party positioned between the Fund and the obligor are determined to be subject to the claims of the agent's, lender's or such other party's creditors.

Collateral, Subordination and Litigation Risk

      With respect to loans that are secured, the Fund is subject to the risk that collateral securing the loan will decline in value or have no value or that the Fund's lien is or will become junior in payment to other liens. A decline in value, whether as a result of bankruptcy proceedings or otherwise, could cause the loan to be undercollateralized or unsecured. There may be no formal requirement for the obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an obligor's obligation on a loan.

      If an obligor becomes involved in bankruptcy proceedings, a court may invalidate the loan or the Fund's security interest in loan collateral or subordinate the Fund's rights under a senior loan or junior loan to the interest of the obligor's other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a "fraudulent conveyance" claim to the effect that the obligor did not receive fair consideration for granting the security interest in the loan collateral to the Fund. For senior loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the loan were not received or retained by the obligor, but were instead paid to other persons (such as shareholders of the obligor) in an amount which left the obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund's security interest in loan collateral. If the Fund's security interest in loan collateral is invalidated or the senior loan is subordinated to other debt of an obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the loan, or the Fund could have to refund interest.

      Lenders and investors in loans can be sued by other creditors and shareholders of the obligors. Losses can be greater than the original loan amount and occur years after the principal and interest on the loan have been repaid.

Depositary Receipts Risk

      The Fund may hold securities of certain non-U.S. companies in the form of depositary receipts ("Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American depositary receipts ("ADRs") are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European depositary receipts ("EDRs") are receipts issued by a European bank or trust company evidencing ownership of securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional depositary receipts, New York share programs do not involve custody of the Dutch shares of the company. Global depositary receipts ("GDRs") are receipts issued throughout the world that evidence a similar arrangement. ADRs, EDRs and GDRs may trade in foreign currencies that differ from the currency the underlying security for each ADR, EDR or GDR principally trades in. Global shares are the actual (ordinary) shares of a non-U.S. company which trade both in the home market and the United States. Generally, ADRs and New York shares, in registered form, are designed for use in the U.S. securities markets. EDRs, in registered form, are used to access European markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global shares are represented by the same share certificate in the United States and the home market. Separate registrars in the United States and the home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. registrar. Global shares may also be eligible to list on exchanges in addition to the United States and the home country. The Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Industry Specific Risk

      In addition to the risks set forth in the Prospectus under "Principal Risks-Energy Infrastructure Company Risk," energy infrastructure companies are also subject to risks that are specific to the industry they serve.

      o Midstream energy infrastructure companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors including, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others.

      o Propane companies are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

      o Energy infrastructure companies with coal assets are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors including, fluctuating commodity prices, the level of their customers' coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, transportation issues, declines in domestic or foreign production, mining accidents or catastrophic events, health claims and economic conditions, among others.

      o Energy infrastructure companies that own interstate pipelines are subject to regulation by the Federal Energy Regulatory Commission ("FERC") with respect to the tariff rates they may charge for transportation services. An adverse determination by FERC with respect to the tariff rates of such a company could have a material adverse effect on its business, financial condition, results of operations and cash flows and its ability to pay cash distributions or dividends. In addition, FERC has a tax allowance policy, which permits such companies to include in their cost of service an income tax allowance to the extent that their owners have an actual or potential tax liability on the income generated by them. If FERC's income tax allowance policy were to change in the future to disallow a material portion of the income tax allowance taken by such interstate pipeline companies, it would adversely impact the maximum tariff rates that such companies are permitted to charge for their transportation services, which in turn could adversely affect such companies' financial condition and ability to pay distributions to shareholders.

      o Marine shipping (or "tanker") companies are exposed to many of the same risks as other energy infrastructure companies. In addition, the highly cyclical nature of the industry may lead to volatile changes in charter rates and vessel values, which may adversely affect a tanker company's earnings. Fluctuations in charter rates and vessel values result from changes in the supply and demand for tanker capacity and changes in the supply and demand for oil and oil products. Historically, the tanker markets have been volatile because many conditions and factors can affect the supply and demand for tanker capacity. Changes in demand for transportation of oil over longer distances and supply of tankers to carry that oil may materially affect revenues, profitability and cash flows of tanker companies. The successful operation of vessels in the charter market depends upon, among other things, obtaining profitable spot charters and minimizing time spent waiting for charters and traveling unladen to pick up cargo. The value of tanker vessels may fluctuate and could adversely affect the value of tanker company securities. Declining tanker values could affect the ability of tanker companies to raise cash by limiting their ability to refinance their vessels, thereby adversely impacting tanker company liquidity. Tanker company vessels are at risk of damage or loss because of events such as mechanical failure, collision, human error, war, terrorism, piracy, cargo loss and bad weather. In addition, changing economic, regulatory and political conditions in some countries, including political and military conflicts, have from time to time resulted in attacks on vessels, mining of waterways, piracy, terrorism, labor strikes, boycotts and government requisitioning of vessels. These sorts of events could interfere with shipping lanes and result in market disruptions and a significant loss of tanker company earnings.

Information Risk

      There is typically less publicly available information concerning loans than other types of fixed income investments. As a result, the Fund generally will be dependent on reports and other information provided by the obligor, either directly or through an agent, to evaluate the obligor's creditworthiness or to determine the obligor's compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in loans more susceptible to fraud than other types of investments. In addition, because the advisor and the sub-advisors may wish to invest in the publicly traded securities of an obligor, they may not have access to material non-public information regarding the obligor to which other loan investors have access.

Inventory Risk

      Affiliates of the advisor and sub-advisors may participate in the primary and secondary market for loans. Because of limitations imposed by applicable law, the presence of the advisor's and sub-advisors' affiliates in the loan market may restrict the Fund's ability to acquire some loans, affect the timing of such acquisition or affect the price at which the loan is acquired.

Liquidity Risk

      Whether or not the equity securities in the Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the OTC market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Non-U.S. Securities Risk

      An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments may include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Passive Foreign Investment Companies Risk

      The Fund may invest in companies that are considered to be "passive foreign investment companies" ("PFICs"), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

Regulatory Changes

      To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of loans held by the Fund.

Risk Factors of Loan Assignments and Participations

      Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a loan is acquired from a lender, the risk includes the credit risk associated with the obligor of the underlying loan. The Fund may incur additional credit risk when the Fund acquires a participation in a loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the loan was acquired. To the extent that loans involve obligors in foreign or emerging markets, such loans are subject to the risks associated with foreign investments or investments in emerging markets in general.

Tax Law Change Risk

      Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the assets in which it invests. Any such changes could negatively impact the Fund and its shareholders.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

Derivatives Risk

      To the extent disclosed in the Prospectus, the Fund may invest in derivatives. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, they are effectively leveraging their investments, which could result in exaggerated changes in the net asset value of the Fund's Shares and can result in losses that exceed the amount originally invested. The success of the advisor's and sub-advisors' derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price.

      Writing Covered Options Risk. The Fund may write (or sell) covered call options on up to 30% of its net assets. A call option on securities written by the Fund would obligate the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to fully profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to fully profit from a decrease in the market price of the securities to be acquired for its portfolio. If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid at the time the option expires. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased. See "Federal Income Tax Matters."

      All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option; (ii) entering into an offsetting forward commitment; and/or
(iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

      The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under OTC options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

      The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

      The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

      The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

      The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the sub-advisors. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

      To the extent disclosed in the Prospectus, the Fund may invest in derivatives. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

             (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund's overall investments and investment objectives.

             (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

             (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

             (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

             (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

             (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

                                FUND MANAGEMENT

TRUSTEES AND OFFICERS

      The general supervision of the duties performed for the Fund under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Fund, choose the Trust's officers and hire the Trust's investment advisor. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable. Each Trustee has been elected for an indefinite term. The officers of the Trust serve indefinite terms. Each Trustee, except for James A. Bowen, is an Independent Trustee. Mr. Bowen is deemed an "interested person" (as that term is defined in the 1940 Act) ("Interested Trustee") of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor to the Fund.

                                                                                                                           OTHER
                                                                                                                       TRUSTEESHIPS
                                                                                                                            OR
                                                                                                         NUMBER OF     DIRECTORSHIPS
                                                                                                     PORTFOLIOS IN THE    HELD BY
                                                     TERM OF OFFICE AND YEAR                         FIRST TRUST FUND     TRUSTEE
        NAME, ADDRESS          POSITION AND OFFICES     FIRST ELECTED OR      PRINCIPAL OCCUPATIONS  COMPLEX OVERSEEN   DURING THE
      AND DATE OF BIRTH             WITH TRUST              APPOINTED          DURING PAST 5 YEARS      BY TRUSTEE     PAST 5 YEARS

Trustee who is an Interested
Person of the Trust
----------------------------

James A. Bowen(1)             Chairman of the Board  o Indefinite term       Chief Executive         __ Portfolios     None
120 East Liberty Drive,       and Trustee                                    Officer (December 2010
  Suite 400                                                                  to Present), President
Wheaton, IL 60187                                    o Since inception       (until December 2010),
D.O.B.: 09/55                                                                First Trust Advisors
                                                                             L.P. and First Trust
                                                                             Portfolios L.P.;
                                                                             Chairman of the Board
                                                                             of Directors, BondWave
                                                                             LLC (Software
                                                                             Development
                                                                             Company/Investment
                                                                             Advisor) and
                                                                             Stonebridge Advisors
                                                                             LLC (Investment
                                                                             Advisor)

Independent Trustees
----------------------------

Richard E. Erickson           Trustee                o Indefinite term       Physician; President,   __ Portfolios     None
c/o First Trust Advisors                                                     Wheaton Orthopedics;
L.P.                                                                         Co-owner and
120 East Liberty Drive,                              o Since inception       Co-Director (January
  Suite 400                                                                  1996 to May 2007),
Wheaton, IL 60187                                                            Sports Med Center for
D.O.B: 04/51                                                                 Fitness; Limited
                                                                             Partner, Gundersen
                                                                             Real Estate Limited
                                                                             Partnership; Member,
                                                                             Sportsmed LLC

Thomas R. Kadlec              Trustee                o Indefinite term       President (March 2010   __ Portfolios     Director of
c/o First Trust Advisors                                                     to Present), Senior                       ADM Investor
L.P.                                                 o Since inception       Vice President and                        Services,
120 East Liberty Drive,                                                      Chief Financial                           Inc. and ADM
  Suite 400                                                                  Officer (May 2007 to                      Investor
Wheaton, IL 60187                                                            March 2010), Vice                         Services
D.O.B.: 11/57                                                                President and Chief                       International
                                                                             Financial Officer
                                                                             (1990 to May 2007),
                                                                             ADM Investor Services,
                                                                             Inc. (Futures
                                                                             Commission Merchant)


                                      -34-


                                                                                                                           OTHER
                                                                                                                       TRUSTEESHIPS
                                                                                                                            OR
                                                                                                         NUMBER OF     DIRECTORSHIPS
                                                                                                     PORTFOLIOS IN THE    HELD BY
                                                     TERM OF OFFICE AND YEAR                         FIRST TRUST FUND     TRUSTEE
        NAME, ADDRESS          POSITION AND OFFICES     FIRST ELECTED OR      PRINCIPAL OCCUPATIONS  COMPLEX OVERSEEN   DURING THE
      AND DATE OF BIRTH             WITH TRUST              APPOINTED          DURING PAST 5 YEARS      BY TRUSTEE     PAST 5 YEARS

Robert F. Keith               Trustee                o Indefinite term       President (2003 to      __ Portfolios     Director of
c/o First Trust Advisors                                                     Present), Hibs                            Trust Company
L.P.                                                 o Since inception       Enterprises (Financial                    of Illinois
120 East Liberty Drive,                                                      and Management
  Suite 400                                                                  Consulting)
Wheaton, IL 60187
D.O.B.: 11/56

Niel B. Nielson               Trustee                o Indefinite term       President and Chief     __ Portfolios     Director of
c/o First Trust Advisors                                                     Executive Officer                         Covenant
L.P.                                                 o Since inception       (July 2012 to                             Transport
120 East Liberty Drive,                                                      Present), Dew Learning                    Inc.
  Suite 400                                                                  LLC (Educational
Wheaton, IL 60187                                                            Products and
D.O.B.: 03/54                                                                Services); President
                                                                             (June 2002 to June
                                                                             2012), Covenant
                                                                             College

Officers of the Trust
----------------------------

Mark R. Bradley               President and Chief    o Indefinite term       Chief Financial         N/A               N/A
120 East Liberty Drive,       Executive Officer                              Officer; Chief
  Suite 400                                                                  Operating Officer
Wheaton, IL 60187                                    o Since inception       (December 2010 to
D.O.B.: 11/57                                                                Present), First Trust
                                                                             Advisors L.P. and
                                                                             First Trust
                                                                             Portfolios L.P.;
                                                                             Chief Financial
                                                                             Officer, BondWave LLC
                                                                             (Software Development
                                                                             Company/Investment
                                                                             Advisor) and
                                                                             Stonebridge Advisors
                                                                             LLC (Investment
                                                                             Advisor)


                                      -35-


                                                                                                                           OTHER
                                                                                                                       TRUSTEESHIPS
                                                                                                                            OR
                                                                                                         NUMBER OF     DIRECTORSHIPS
                                                                                                     PORTFOLIOS IN THE    HELD BY
                                                     TERM OF OFFICE AND YEAR                         FIRST TRUST FUND     TRUSTEE
        NAME, ADDRESS          POSITION AND OFFICES     FIRST ELECTED OR      PRINCIPAL OCCUPATIONS  COMPLEX OVERSEEN   DURING THE
      AND DATE OF BIRTH             WITH TRUST              APPOINTED          DURING PAST 5 YEARS      BY TRUSTEE     PAST 5 YEARS

James M. Dykas                Chief Financial        o Indefinite term       Controller (January     N/A               N/A
120 East Liberty Drive,       Officer and Chief                              2011 to Present),
  Suite 400                   Accounting Officer     o Since inception       Senior Vice President
Wheaton, IL 60187                                                            (April 2007 to
D.O.B.: 01/66                                                                Present), First Trust
                                                                             Advisors L.P. and
                                                                             First Trust Portfolios
                                                                             L.P.

W. Scott Jardine              Secretary and Chief    o Indefinite term       General Counsel, First  N/A               N/A
120 East Liberty Drive,       Legal Officer                                  Trust Advisors L.P.
  Suite 400                                          o Since inception       and First Trust
Wheaton, IL 60187                                                            Portfolios L.P.;
D.O.B.: 05/60                                                                Secretary, BondWave
                                                                             LLC (Software
                                                                             Development
                                                                             Company/Investment
                                                                             Advisor) and
                                                                             Stonebridge Advisors
                                                                             LLC (Investment
                                                                             Advisor)

Daniel J. Lindquist           Vice President         o Indefinite term       Managing Director       N/A               N/A
120 East Liberty Drive,                                                      (July 2012 to
  Suite 400                                          o Since inception       Present), Senior Vice
Wheaton, IL 60187                                                            President (September
D.O.B.: 02/70                                                                2005 to July 2012),
                                                                             First Trust Advisors
                                                                             L.P. and First Trust
                                                                             Portfolios L.P.

Kristi A. Maher               Assistant Secretary    o Indefinite term       Deputy General          N/A               N/A
120 East Liberty Drive,       and Chief Compliance                           Counsel, First Trust
  Suite 400                   Officer                o Since inception       Advisors L.P. and
Wheaton, IL 60187                                                            First Trust Portfolios
D.O.B.: 12/66                                                                L.P.

Roger F. Testin               Vice President         o Indefinite term       Senior Vice President,  N/A               N/A
120 East Liberty Drive,                                                      First Trust Advisors
  Suite 400                                          o Since inception       L.P. and First Trust
Wheaton, IL 60187                                                            Portfolios L.P.
D.O.B: 06/66

--------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust, investment advisor of the Fund.

UNITARY BOARD LEADERSHIP STRUCTURE

      Each Trustee serves as a trustee of all open-end and closed-end funds in the First Trust Fund Complex (as defined below), which is known as a "unitary" board leadership structure. Each Trustee currently serves as a trustee of the Trust; First Defined Portfolio Fund, LLC and First Trust Series Fund, open-end funds with 12 portfolios advised by First Trust; First Trust Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund and First Trust Intermediate Duration Preferred & Income Fund, closed-end funds advised by First Trust; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange Traded Fund III, First Trust Exchange Traded Fund IV, First Trust Exchange Traded Fund V, First Trust Exchange Traded Fund VI, First Trust Exchange Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, exchange-traded funds with __ portfolios advised by First Trust (each a "First Trust Fund" and collectively, the "First Trust Funds" or "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("FTP") or their affiliates. In addition the officers of the Trust (other than Roger Testin) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Trust. Mr. Testin, Vice President of the Trust, serves in the same position for all funds in the First Trust Fund Complex with the exception of the closed-end funds.

      The management of the Fund, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust, on behalf of the Fund, and First Trust, is the responsibility of the Board of Trustees. The Trustees of the Trust set broad policies for the Fund, choose the Trust's officers, and hire the Fund's investment advisor and other service providers. The officers of the Trust manage the day-to-day operations and are responsible to the Trust's Board. The Trust's Board is composed of four Independent Trustees and one Interested Trustee. The Interested Trustee, James
A. Bowen, serves as the Chairman of the Board for each fund in the First Trust Fund Complex.

      The same five persons serve as Trustees on the Trust's Board and on the Boards of all other First Trust Funds. The unitary board structure was adopted for the First Trust Funds because of the efficiencies it achieves with respect to the governance and oversight of the First Trust Funds. Each First Trust Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the First Trust Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the First Trust Funds, the Board of the First Trust Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all First Trust Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which will, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund's business.

      Annually, the Board reviews its governance structure and the committee structures, their performance and functions and reviews any processes that would enhance Board governance over the Fund's business. The Board has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the First Trust Fund Complex as a whole.

      In order to streamline communication between First Trust and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with First Trust, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund's service providers, particularly First Trust; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves a three year term or until his successor is selected.

      The Board has established four standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board and its committees meet frequently throughout the year to oversee the Fund's activities, review contractual arrangements with and performance of service providers, oversee compliance with regulatory requirements, and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings (other than meetings of the Executive Committee). Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law.

      The three committee Chairmen and the Lead Independent Trustee rotate every three years in serving as Chairman of the Audit Committee, the Nominating and Governance Committee or the Valuation Committee, or as Lead Independent Trustee. Commencing January 1, 2014, the three committee Chairmen and the Lead Independent Trustee will rotate every three years. The Lead Independent Trustee also serves on the Executive Committee with the Interested Trustee.

      The four standing committees of the Board: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-Laws. Such Committee is also responsible for the declaration and setting of dividends. Mr. Kadlec and Mr. Bowen are members of the Executive Committee.

      The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance

Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Board of Trustees adopted a mandatory retirement age of 72 for Trustees, beyond which age Trustees are ineligible to serve. The Committee will not consider new trustee candidates who are 72 years of age or older. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Trust's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (ii) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (iii) names and addresses of at least three professional references for the candidate; (iv) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (v) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chairman of the Nominating and Governance Committee and the counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

      The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee.

      The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee.

RISK OVERSIGHT

      As part of the general oversight of the Fund, the Board is involved in the risk oversight of the Fund. The Board has adopted and periodically reviews policies and procedures designed to address the Fund's risks. Oversight of investment and compliance risk, including oversight of any sub-advisors, is performed primarily at the Board level in conjunction with First Trust's investment oversight group and the Trust's Chief Compliance Officer ("CCO"). Oversight of other risks also occurs at the committee level. First Trust's investment oversight group reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Fund's and the service providers' compliance policies and procedures at each quarterly Board meeting and receives an annual report from the CCO regarding the operations of the Fund's and the service providers' compliance program. In addition, the Independent Trustees will meet privately each quarter with the CCO. The Audit Committee reviews with First Trust the Fund's major financial risk exposures and the steps First Trust has taken to monitor and control these exposures, including the Fund's risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating and Governance Committee monitors all matters related to the corporate governance of the Fund. The Valuation Committee monitors valuation risk and compliance with the Fund's Valuation Procedures and oversees the pricing services and actions by First Trust's Pricing Committee with respect to the valuation of portfolio securities.

      Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or First Trust or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund's goals. As a result of the foregoing and other factors, the Fund's ability to manage risk is subject to substantial limitations.

BOARD DIVERSIFICATION AND TRUSTEE QUALIFICATIONS

      As described above, the Nominating and Governance Committee of the Board oversees matters related to the nomination of Trustees. The Nominating and Governance Committee seeks to establish an effective Board with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability, and if qualifying as an Independent Trustee, independence from First Trust), underwriters or other service providers, including any affiliates of these entities.

      Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a trustee in light of the Fund's business and structure.

      Richard E. Erickson, M.D., is an orthopedic surgeon and President of Wheaton Orthopedics. He also has been a co-owner and director of a fitness center and a limited partner of two real estate companies. Dr. Erickson has served as a Trustee of each First Trust Fund since its inception. Dr. Erickson has also served as the Lead Independent Trustee (2008 - 2009), Chairman of the Nominating and Governance Committee (2003 - 2007) and Chairman of the Valuation Committee (June 2006 - 2007 and 2010 - 2011) of the First Trust Funds. He currently serves as Chairman of the Nominating and Governance Committee (since January 1, 2014) of the First Trust Funds.

      Thomas R. Kadlec is President of ADM Investor Services Inc. ("ADMIS"), a futures commission merchant and wholly-owned subsidiary of the Archer Daniels Midland Company ("ADM"). Mr. Kadlec has been employed by ADMIS and its affiliates since 1990 in various accounting, financial, operations and risk management capacities. Mr. Kadlec serves on the boards of several international affiliates of ADMIS and is a member of ADM's Integrated Risk Committee, which is tasked with the duty of implementing and communicating enterprise-wide risk management. Mr. Kadlec has served as a Trustee of each First Trust Fund, except First Defined Portfolio Fund, LLC, since its inception. He has served as a Trustee of First Defined Portfolio Fund, LLC since 2004. Mr. Kadlec also served on the Executive Committee from the organization of the first First Trust closed-end fund in 2003 until he was elected as the first Lead Independent Trustee in December 2005, serving as such through 2007. He also served as Chairman of the Valuation Committee (2008 - 2009), Chairman of the Audit Committee (2010- 2011) and he currently serves as Lead Independent Trustee (since January 1, 2014) of the First Trust Funds.

      Robert F. Keith is President of Hibs Enterprises, a financial and management consulting firm. Mr. Keith has been with Hibs Enterprises since 2003. Prior thereto, Mr. Keith spent 18 years with ServiceMaster and Aramark, including three years as President and COO of ServiceMaster Consumer Services, where he led the initial expansion of certain products overseas, five years as President and COO of ServiceMaster Management Services and two years as President of Aramark ServiceMaster Management Services. Mr. Keith is a certified public accountant and also has held the positions of Treasurer and Chief Financial Officer of ServiceMaster, at which time he oversaw the financial aspects of ServiceMaster's expansion of its Management Services division in to Europe, the Middle East and Asia. Mr. Keith has served as a Trustee of the First Trust Funds since June 2006. Mr. Keith has also served as the Chairman of the Audit Committee (2008 - 2009) and Chairman of the Nominating and Governance Committee (2010- 2011) of the First Trust Funds. He currently serves as Chairman of the Valuation Committee (since January 1, 2014) of the First Trust Funds.

      Niel B. Nielson, Ph.D., has served as the President and Chief Executive Officer of Dew Learning LLC (a global provider of digital and on-line educational products and services) since 2012. Mr. Nielson formerly served as President of Covenant College (2002 - 2012), and as a partner and trader (of options and futures contracts for hedging options) for Ritchie Capital Markets Group (1996 -1997), where he held an administrative management position at this proprietary derivatives trading company. He also held prior positions in new business development for ServiceMaster Management Services Company, and in personnel and human resources for NationsBank of North Carolina, N.A. and Chicago Research and Trading Group, Ltd. ("CRT"). His international experience includes serving as a director of CRT Europe, Inc. for two years, directing out of London all aspects of business conducted by the U.K. and European subsidiary of CRT. Prior to that, Mr. Nielson was a trader and manager at CRT in Chicago. Mr. Nielson has served as a Trustee of each First Trust Fund since its inception. Mr. Nielson has also served as the Chairman of the Audit Committee (2003 - 2006), Chairman of the Nominating and Governance Committee (2008 - 2009) and Lead Independent Trustee (2010 - 2011) and currently serves as Chairman of the Audit Committee (since January 1, 2014) of the First Trust Funds.

      James A. Bowen is Chief Executive Officer of First Trust Advisors L.P. and First Trust Portfolios L.P. Mr. Bowen is involved in the day-to-day management of the First Trust Funds and serves on the Executive Committee. He has over 26 years of experience in the investment company business in sales, sales management and executive management. Mr. Bowen has served as a Trustee of each First Trust Fund since its inception.

      Each Independent Trustee is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.

      The following table sets forth the estimated compensation (including reimbursement for travel and out-of-pocket expenses) to be paid by the Fund for services during one fiscal year and the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the First Trust Fund Complex for services during the calendar year ended December 31, 2013, to each of the Independent Trustees. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                                                                       TOTAL COMPENSATION
                                                     TOTAL COMPENSATION            FROM THE FIRST TRUST FUND
 NAME OF TRUSTEE                                         FROM FUND(1)                       COMPLEX(2)
 Richard E. Erickson............................              $4,534                              $306,162
 Thomas R. Kadlec...............................              $4,508                              $299,500
 Robert F. Keith................................              $4,550                              $310,300
 Niel B. Nielson................................              $4,527                              $304,334

--------------------------
1 The estimated compensation to be paid by the Fund to the Independent Trustees for one fiscal year for services to the Fund.

2 The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2013 for services to the 12 portfolios of the Trust, First Defined Portfolio Fund, LLC and First Trust Series Fund, open-end funds, 14 closed-end funds and 79 series of the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded AlphaDEX(R) Fund and First Trust Exchange-Traded AlphaDEX(R) Fund II, all advised by First Trust.

      The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in all funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2013:

                                                                    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                      IN ALL REGISTERED INVESTMENT COMPANIES
                                                                            OVERSEEN BY TRUSTEE IN THE
                                      DOLLAR RANGE OF EQUITY                     FIRST TRUST FUND
NAME OF TRUSTEE                       SECURITIES IN THE FUND                          COMPLEX

Interested Trustee:
James A. Bowen                                  $0                               $10,001 - $50,000

Independent Trustees:
Richard E. Erickson                             $0                                 Over $100,000
Thomas R. Kadlec                                $0                                 Over $100,000
Robert F. Keith                                 $0                                 Over $100,000
Niel B. Nielson                                 $0                                 Over $100,000

      As of December 31, 2013, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of the investment advisor or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with the investment advisor or principal underwriter of the Fund.

                                 CODE OF ETHICS

      To mitigate the possibility that the Fund will be adversely affected by personal trading of employees, the Trust, First Trust and FTP have adopted Codes of Ethics under Rule 17j-1 under the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

      The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

      The Board has delegated to First Trust the proxy voting responsibilities for the Fund and has directed First Trust to vote proxies consistent with the Fund's best interests. First Trust has engaged the services of ISS Governance Services, a division of RiskMetrics Group, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. While these guidelines are not intended to be all inclusive, they do provide guidance on First Trust's general voting policies.

      First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. The ISS Proxy Voting Guidelines are attached hereto as Appendix A.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, on the Fund's website at www.ftportfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of the variable annuity and variable life insurance Contracts. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. Participating Insurance Companies will vote all of the Shares which they are entitled to vote in the same proportion as the voting instructions given by variable annuity and variable life insurance Contract owners, on the issues presented. Participating Insurance Companies will also vote all Shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have the ability to determine the outcome of any item voted on by the Fund.

      As of March 31, 2013, the Trustees and officers of the Trust did not own any Shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

      First Trust Advisors L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, is the investment advisor to the Fund. As investment advisor, First Trust provides the Fund with professional investment supervision and management and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions. First Trust provides the Fund with discretionary investment services and certain other services necessary with the management of the portfolio. Specifically, First Trust is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objectives, program, and restrictions as provided in the prospectus and this SAI. First Trust is responsible for effecting all security transactions on behalf of the Fund. First Trust is also responsible for compliance with the provisions of the Code, applicable to the Fund (relating to the diversification requirements applicable to investments in underlying variable annuity and variable life insurance Contracts).

      First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, the Chief Executive Officer of First Trust. First Trust discharges its responsibilities subject to the policies of the Board of Trustees.

      First Trust is also advisor to __ open-end funds, __ closed-end funds and __ exchange-traded funds and is the portfolio supervisor of certain unit investment trusts sponsored by FTP. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities.

      First Trust acts as investment advisor to the Fund pursuant to an investment management agreement (the "Investment Management Agreement"). The Investment Management Agreement continues in effect for the Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, or the interest holders of the Fund. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding Shares of the Fund, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement. The Investment Management Agreement provides that First Trust, its partners, directors, officers, employees, and certain other persons performing specific functions for the Fund will only be liable to the Fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of their obligations and duties under the agreement. As compensation for its services, the Fund pays First Trust a fee as described in the prospectus. Provisions regarding expense limitations are described in the prospectus.

      Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust is paid an annual management fee of 0.60% of the Fund's average daily net assets. The Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of Class I Shares and Class II Shares (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, (the "Expense Caps") at least until May 1, 2016. Expenses borne and fees waived by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred by the Fund, but no reimbursement payment will be made by the Fund at any time if it would result in a Class's expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, and extraordinary expenses) exceeding its Expense Cap.

INVESTMENT COMMITTEE

      The Investment Committee of First Trust (the "Investment Committee") is primarily responsible for the day-to-day management of the Fund's portfolios. There are currently eight members of the Investment Committee, as follows:

                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Daniel J. Lindquist            Chairman of the            Since 2004              Managing Director (July 2012
                               Investment Committee and                           to Present), Senior Vice
                               Managing Director                                  President (September 2005 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P. and First Trust
                                                                                  Portfolios L.P.

David G. McGarel               Chief Investment Officer   Since 1997              Chief Investment Officer (June
                               and Managing Director                              2012, to present), Managing
                                                                                  Director (July 2012 to
                                                                                  Present); Senior Vice
                                                                                  President (January 2004 to
                                                                                  July 2012), First Trust
                                                                                  Advisors L.P.  and First Trust
                                                                                  Portfolios L.P.

Jon C. Erickson                Senior Vice President      Since 1994              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

Roger F. Testin                Senior Vice President      Since 2001              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.

William Housey                 Senior Vice President      Since 2010              Senior Vice President, First
                                                                                  Trust Advisors L.P.  and First
                                                                                  Trust Portfolios L.P.  (June
                                                                                  2012 to Present); Executive
                                                                                  Director and Co-Portfolio
                                                                                  Manager, Morgan Stanley/Van
                                                                                  Kampen Funds, Inc.

Todd Larson                    Vice President             Since 2007              Vice President (2007 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Vice
                                                                                  President, ABN AMRO Asset
                                                                                  Management

James Snyder                   Vice President             Since 2013              Vice President (2013 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Senior
                                                                                  Portfolio Manager, Fort
                                                                                  Sheridan Advisors


                                      -46-


                               POSITION WITH              LENGTH OF SERVICE       PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST        DURING PAST FIVE YEARS

Jeremiah Charles               Vice President             Since 2013              Vice President (2013 to
                                                                                  Present), First Trust Advisors
                                                                                  L.P. and First Trust
                                                                                  Portfolios L.P.; Vice
                                                                                  President of Mortgage Product
                                                                                  Sales for CRT Capital

      Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

      David G. McGarel: As First Trust's Chief Investment Officer, Mr. McGarel consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

      Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

      Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in a Fund's portfolio.

      William Housey: Mr. Housey serves as Senior Portfolio Manager for the First Trust Leveraged Finance Investment Team.

      Todd Larson: As head of First Trust's Fixed Income Group, Mr. Larson is responsible for implementing fixed income investment strategies for First Trust's institutional clients.

      James Snyder: Mr. Snyder serves as a Portfolio Manager for the First Trust Mortgage Securities Team.

      Jeremiah Charles: Mr. Charles serves as a Portfolio Manager for the First Trust Mortgage Securities Team.

COMPENSATION

      The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Fund's portfolio. In addition, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

      The Investment Committee manages the investment vehicles and accounts (other than the Trust) with the number of accounts and assets, as of December 31, 2013 set forth in the following table:

                                   ACCOUNTS MANAGED BY INVESTMENT COMMITTEE
                                           (as of December 31, 2013)

 INVESTMENT COMMITTEE               REGISTERED INVESTMENT          OTHER POOLED        OTHER ACCOUNTS NUMBER OF
        MEMBER                            COMPANIES            INVESTMENT VEHICLES             ACCOUNTS
                                      NUMBER OF ACCOUNTS        NUMBER OF ACCOUNTS            ($ ASSETS)
                                          ($ ASSETS)                ($ ASSETS)

Daniel J. Lindquist                  86 ($24,280,726,102)        8 ($138,646,923)        2,411 ($760,225,152)


David G. McGarel                     86 ($24,280,726,102)        8 ($138,646,923)        2,411 ($760,225,152)


Jon C. Erickson                      86 ($24,280,726,102)        8 ($138,646,923)        2,411 ($760,225,152)


Roger F. Testin                      86 ($24,280,726,102)        8 ($138,646,923)        2,411 ($760,225,152)


William Housey                        5 ($1,070,029,307)         1 ($36,881,784)                  N/A


Todd Larson                           5 ($1,527,647,139)               N/A                        N/A


James Snyder                                 N/A                       N/A                        N/A


Jeremiah Charles                             N/A                       N/A                        N/A

      Conflicts. None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Fund and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own Shares in the Fund.

DISTRIBUTOR

      First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, serves as the principal underwriter of the Shares of the Fund pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of the Fund (the "Distribution Agreement"). FTP is affiliated with First Trust. The officers of the Trust described as being associated with First Trust and FTP are affiliated persons of both the Trust and FTP. Pursuant to the Distribution Agreement, the Fund appointed FTP to be its agent for the distribution of the Fund's Shares on a continuous offering basis. FTP sells Shares of the Fund to Accounts. Pursuant to the Distribution Agreement, FTP, at its own expense, finances certain activities incident to the sale and distribution of the Shares of the Fund, including printing and distribution of prospectus and SAI to other than existing shareholders and the printing and distributing of sales literature and advertising. FTP does not receive underwriting commissions for its sale of Shares of the Fund, but may receive compensation pursuant to a Rule 12b-1 plan adopted by the Fund and described herein under "Rule 12b-1 Plan."

ADMINISTRATOR

      The Fund pays an administration fee as set forth in the prospectus to cover expenses incurred by Participating Insurance Companies in connection with the administration of the Fund, Accounts and the Contracts. First Trust may also pay an additional administrative fee to Participating Insurance Companies for the Fund as set forth in the Fund's prospectus. The services provided by Participating Insurance Companies shall include, among others, the following:
(i) coordinating matters relating to the operation of the Accounts with the Fund, including any necessary coordination with the custodian, transfer agent, dividend disbursing agent, recordkeeping agent, accountants, attorneys, and other parties performing services or operational functions for the Fund; (ii) coordinating the preparation of the necessary documents with the SEC and other federal and state regulatory authorities as may be required; (iii) taking such other action as may be required by applicable law with respect to the foregoing, including without limitation the rules and regulations of the SEC and of state insurance authorities and other regulatory agencies; and (iv) coordinating with First Trust regarding investment limitations and parameters imposed on funding vehicles for variable annuities by the insurance laws of the various states and by the Code.

      Participating Insurance Companies also may make their officers and employees available to the Trustees and officers of the Trust for consultation and discussions regarding the operations of Accounts and the Contracts in connection with the administration of the Fund and services provided to the Fund.

TRANSFER AGENT

      BNY Mellon Investment Servicing (US) Inc. ("BNY"), with corporate offices at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement (the "Transfer Agency Agreement"). Under the Transfer Agency

Agreement, BNY maintains member registrations; performs services relating to member trading activity; and provides purchase and redemption services in accordance with instruction from the Trust.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

      BNY also serves as the Trust's administrator and fund accounting agent pursuant to an Administration and Accounting Services Agreement (the "Administration Agreement"). BNY has agreed to furnish to the Trust statistical and research data, clerical, accounting and bookkeeping services, and certain other services required. In addition, BNY has agreed to prepare and file various reports with appropriate regulatory agencies. The Administration Agreement provides that BNY shall be obligated to exercise care and diligence in the performance of its duties, to act in good faith and to use its best efforts, within reasonable limits, in performing services thereunder. BNY shall be responsible for failure to perform its duties under the Administration Agreement arising out of its willful misfeasance, bad faith, gross negligence or reckless disregard. The Administration Agreement provides that BNY shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, gross negligence or reckless disregard by it of its duties and obligations thereunder.

CUSTODIAN

      The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. The Bank of New York Mellon Corporation ("BONY") acts as custodian for the Fund.

      Pursuant to a letter agreement, the Trust has agreed to pay BONY fees for services provided under the Custodian Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Fund's independent registered public accounting firm, Deloitte & Touche LLP ("Deloitte"), 111 South Wacker Drive, Chicago, Illinois 60606, audits the Fund's financial statements and performs other related audit services.

                                RULE 12B-1 PLAN

      The Trust has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Class I Shares of the Fund will be subject to an annual 12b-1 service fee. Class II Shares are not subject to the 12b-1 service fee. The Trust has adopted the Plan to encourage each Participating Insurance Company to provide services to owners of Shares of the Fund and to promote future sales of the Fund.

      FTP serves as selling agent of the Fund. In this capacity, FTP manages the offering of the Fund's Shares and is responsible for all sales and promotional activities. In order to compensate FTP for its costs in connection with these activities, the Fund has adopted a service plan for Class I Shares under Rule 12b-1 under the 1940 Act. FTP uses the service fee to compensate each Participating Insurance Company for providing account services to Contract owners. These services include establishing and maintaining Contract owners' accounts, supplying information to Contract owners, delivering fund materials to Contract owners, answering inquiries, and providing other personal services to Contract owners. The Fund may spend up to 0.25% per year of the average daily net assets attributable to Class I Shares as a service fee under the Plan. Class II Shares are not subject to the 12b-1 service fee. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate FTP for expenses incurred in connection with the sale of the Fund's Shares including, without limitation, compensation of its sales force, expenses of printing and distributing the prospectus to persons other than shareholders or Contract owners, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders and Contract owners used in connection with the sale of the Fund's Shares, certain other expenses associated with the servicing of Shares of the Fund, and any service-related expenses that may be authorized from time to time by the Board of Trustees.

      Under the Trust's Plan, the Trust will report quarterly to the Board of Trustees for its review all amounts expended under the Plan. The Plan may be terminated at any time with respect to the Fund, without the payment of any penalty, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of the Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non interested Trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the Trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under the applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which the Fund may bear under the Plan without the approval of the shareholders of the Fund, and any other material amendments of the Plan must be approved by the Independent Trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the existence of the Plan, the selection and nomination of the Independent Trustees of the Trust will be committed to the discretion of the Independent Trustees then in office. With the exception of FTP and its affiliates, no "interested person" of the Trust (as that term is defined in the 1940 Act) and no Trustee of the Trust has a direct or indirect financial interest in the operation of the Plan or any related agreement.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

      In addition to the administrative fees and certain payments related to 12b-1 service fees paid by FTP to Participating Insurance Companies and other financial intermediaries as previously described, First Trust or its affiliates may from time to time make additional payments, out of its own resources, to Participating Insurance Companies or other financial intermediaries that sell Shares of the Fund in order to promote the sales and retention of Fund Shares by those firms and their customers. The amounts of these payments vary by Participating Insurance Company or financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm's recent gross sales of Fund Shares and/or total assets of the Fund held by the firm's customers. The level of payments that First Trust is willing to provide to a particular Participating Insurance Company or financial intermediary may be affected by, among other factors, the firm's total assets held in and recent net investments into the Fund, the firm's level of participation in Fund sales and marketing programs and the firm's compensation program for its registered representatives who sell Fund Shares and provide services to Fund shareholders. First Trust or its affiliates may also make payments to Participating Insurance Companies or financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which First Trust or its affiliates promotes its products and services. First Trust may also make payments to Participating Insurance Companies or certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by First Trust under this category of services may be charged back to the Fund, subject to approval by the Board.

                             BROKERAGE ALLOCATIONS

      First Trust is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on the Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of policies.

      Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). Such brokerage and research services are often referred to as "soft dollars." First Trust has advised the Board of Trustees that it does not currently intend to use soft dollars.

      Notwithstanding the foregoing, in selecting brokers, First Trust may in the future consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. In addition, First Trust must determine that the research information received in this manner provides the Fund with benefits by supplementing the research otherwise available to the Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Fund unless First Trust determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Fund to First Trust under the Investment Management Agreement would not be reduced as a result of receipt by First Trust of research services.

      First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Fund effects securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Fund. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

                FREQUENT TRADING POLICY REGARDING MARKET TIMING

      The Fund has adopted a market timing/frequent trading policy (the "Frequent Trading Policy"). Market timing may be generally described as the practice of frequently buying and selling investment company shares in order to take advantage of a perceived arbitrage opportunity. Most often the practice has involved funds that invest principally in non-U.S. securities. Market timing can have negative consequences for long-term investors in the Fund. First of all, the practice has the effect of "siphoning" a portion of the fund's gains and effectively diluting the returns to long-term investors. Additionally, if such activity occurs frequently and involves large amounts it will affect how the portfolio manager manages the fund (likely forcing the manager to hold a larger portion of the fund's assets in cash or otherwise interfering with the efficient management of the portfolio). The practice would also likely have the effect of increasing transaction costs, which would be borne by all investors. All interests of the Fund are issued to, and redeemed from, Accounts. Furthermore, such sales and redemptions are affected only in response to purchases and redemptions of the related variable annuity sub-accounts sold by Participating Insurance Companies to their policyholders or transfers among the sub-accounts. Therefore, the Fund's risk of exposure to market timing is limited to such attempts as might be made through the sub-accounts.

      Due to the fact that all Shares of the Fund are issued to, and redeemed from, Accounts, it is difficult for the Fund to monitor trading by a particular investor. However, FTP has entered into an agreement with each Participating Insurance Company that permits the Fund, or its designee, to receive certain identity and transaction information and requires each Participating Insurance Company to follow any Fund instructions regarding the restriction or prohibition of certain future purchases or exchanges by shareholders in certain circumstances. The Fund may rely on each Participating Insurance Company to adopt policies and procedures or may rely on its own policies and procedures with respect to transfers into or from the Account. In addition, First Trust's portfolio management personnel will monitor activity within the Fund's portfolio and will report any unusual activity to the Trust's Chief Compliance Officer.

      Technical limitations in operational systems at Participating Insurance Companies or at FTP may limit the Fund's ability to detect and prevent frequent trading. In addition, the Fund may permit Participating Insurance Companies to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the Fund's Frequent Trading Policy and may be approved for use in instances where the Fund reasonably believes that the Participating Insurance Company's policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with Participating Insurance Companies may wish to contact the Participating Insurance Company for information regarding its frequent trading policy. Although the Fund does not knowingly permit frequent trading, it cannot guarantee that it will be able to identify and restrict all frequent trading activity.

      The Funds reserves the right in its sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if it determines that doing so would not harm the interests of the Fund's shareholders. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor and involuntary redemptions by operation of law, redemptions in payment of account or plan fees. The Fund may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

      The Fund reserves the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if it determines, in its sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to Fund shareholders. The Fund also reserves the right to reject any purchase orders, including exchange purchases, for any reason. For example, the Fund may refuse purchase orders if the Fund would be unable to invest the proceeds from the purchase order in accordance with the Fund's investment policies and/or objectives, or if the Fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors.

               POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

      The Trust has adopted a policy regarding the disclosure of portfolio holdings (the "Disclosure Policy"). The purpose of the Disclosure Policy is to outline the Fund's policies and procedures with respect to the disclosure of portfolio holdings in order to comply with SEC requirements.

      A listing of the portfolio holdings of the Fund generally shall not be provided to any person, including any investor of the Fund, until such time as the portfolio holdings have been filed with the SEC on Form N-Q or Form N-CSR, as applicable, and posted on the Fund's website. Any person, including any investor of the Fund that requests a listing of the Fund's portfolio holdings, shall be provided with the portfolio holdings list most recently made publicly available pursuant to this Disclosure Policy (and/or portfolio holdings as of earlier periods that previously have been made publicly available, if requested).

      Neither the Fund, First Trust, nor any other party shall receive any compensation whatsoever in connection with the disclosure of information about the Fund's portfolio securities.

      The Fund may on occasion release certain nonpublic portfolio information to selected parties if (i) the Trust's Chief Compliance Officer determines such disclosure in consistent with a legitimate business purpose of the Fund; and
(ii) the recipient is subject to a duty of confidentiality with respect to the information, including a duty not to trade on the nonpublic information. In this connection, selective disclosure of portfolio holdings will be made on an ongoing basis in the normal course of investment and administrative operations to service providers, which, to the best of the Trust's knowledge, include proxy voting services (including ISS), fund accountants and custodians (including BNY and BONY), as well as its financial printers (including Fitzgerald Marketing Communications) and mailing service ( GComm, and Broadridge Financial Solutions, Inc., performance attribution vendors (including Factset Research Systems), tracking agencies (including Lipper, Inc., Morningstar, Inc., Standard & Poor s and Thomson Financial), accounting and auditing services (including Deloitte) and legal counsel to the Fund, the Independent Trustees or investment advisor (including Vedder Price P.C. and Chapman and Cutler LLP). All such third parties shall be bound by a Code of Ethics or similar insider trading policy or confidentiality agreement or duty prohibiting their use of any portfolio holdings information in an improper manner.

      The Disclosure Policy will be monitored by the Trust's Chief Compliance Officer. Any violations of the Disclosure Policy will be reported by the Trust's Chief Compliance Officer to the Trust's Board of Trustees at the next regularly scheduled Board meeting.

      These procedures were designed to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including the procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund's investment advisor; principal underwriter; or any affiliated person of the Fund, its investment advisor, or its principal underwriter, on the other.

                   VOTING RIGHTS AND GENERAL FUND INFORMATION

      Shareholders are entitled to one vote for each Share held. Shareholders may vote on the election of Trustees and on other matters submitted to meetings of shareholders.

      To the extent required by applicable law, Participating Insurance Companies will solicit voting instructions from owners of variable annuity and variable life insurance Contracts. All Shares in the Fund will be voted by Participating Insurance Companies in accordance with voting instructions received from such Contract owners. A Participating Insurance Company will vote all of the Shares, which it is entitled to vote in the same proportion as the voting instructions given by Contract owners, on the issues presented. Participating Insurance Companies will also vote all Shares owned in their own names proportional to such ownership. As a result of this proportional voting, a small number of Contract owners may have to ability to determine the outcome of any item voted on by the Fund.

      Each issued and outstanding Share of the Fund is entitled to participate equally in dividends and distributions, if any, declared by the Fund, and in the net assets of the Fund remaining upon liquidation or dissolution after outstanding liabilities are satisfied. The Shares of the Fund, when issued, are fully paid and non-assessable. They have no preemptive, conversion, cumulative dividend or similar rights. The Fund can only be owned by Accounts. Shares in the Fund do not have cumulative rights. This means that owners of more than half of the Trust's Shares voting for election of Trustees can elect all the Trustees if they so choose. Then, the remaining shareholders would not be able to elect any Trustees.

      The Board of Trustees has the right to establish additional series in the future, to change Fund series, if applicable, and to determine the preferences, voting powers, rights and privileges thereof.

      The Fund is not required and does not intend to hold annual meetings of shareholders. shareholders owning more than 10% of the outstanding Shares of the Fund have the right to call a special meeting to remove Trustees or for any other purpose.

                                 SHARE CLASSES

      Each class of Shares of the Fund represents an interest in the same portfolio of investments. Each class of Shares is identical in all respects except that each class bears its own class expenses, including service expenses, if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its Shares. As a result of the differences in the expenses borne by each class of Shares, net income per Share, dividends per Share and net asset value per Share will vary among the Fund's classes of Shares.

      Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of Shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include 12b-1 service fees for Class I Shares.

CLASS I SHARES

      Class I Shares may be purchased at a public offering price equal to the applicable net asset value per Share without any sales charge. Class I Shares are also subject to an annual 12b-1 service fee of 0.25% to compensate Participating Insurance Companies for providing you with ongoing financial advice and other account services. See "Rule 12B-1 Plan." Class I Shares are not subject to a distribution fee.

CLASS II SHARES

      Class II Shares may be purchased at a public offering price equal to the applicable net asset value per Share without any sales charge. Class II Shares are not subject to 12b-1 service or distribution fees. Contact your Participating Insurance Company for more information regarding the availability of Class II Shares.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

      Accounts will purchase Shares of the Fund at their net asset value. Shares are purchased using premiums received on Contracts issued by Accounts. Accounts are funded by Shares of the Fund.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional Shares of the Fund (rounded to the nearest 1/1000 of a Share). The Trust does not issue Share certificates.

      As stated in the prospectus, the net asset value of the Fund's Shares is determined once each day the New York Stock Exchange (the "NYSE") is open at the close of the regular trading session on the NYSE (normally 4:00 p.m., Eastern time, Monday through Friday). The net asset value of the Fund's Shares is not determined on days when the NYSE is closed. The NYSE holidays are generally: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The per Share net asset value of the Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase Shares and no Shares are tendered for redemption. In determining net asset value, portfolio securities for the Fund for which accurate market quotations are readily available will be valued by the fund accounting agent as follows:

             (1) Common stocks and other equity securities listed on any national or foreign exchange other than NASDAQ(R) and the London Stock Exchange Alternative Investment Market ("AIM") will be valued at the last sale price on the business day as of which such value is being determined. Securities listed on NASDAQ(R) or AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on NASDAQ(R) and AIM, the securities are valued at the mean of the most recent bid and ask prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

             (2) Securities traded in the OTC market are valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

             (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. OTC options and Futures Contracts will be valued at the midpoint between the bid and asked price, if available, and otherwise at their closing bid prices.

             (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges, will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

      In addition, the following types of securities will be valued as follows:

             (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair value is based on prices of comparable securities.

             (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

             (3) Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

      The value of any portfolio security held by the Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

      Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the 1933 Act) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund net asset value (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and, a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount, that the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

      The Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (i) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (ii) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (iii) during any period when the SEC may permit.

                       CERTAIN FEDERAL INCOME TAX MATTERS

      The Fund intends to qualify annually and to elect to be treated as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). All of the beneficial interests in the Fund are expected to be held by the Accounts of the Participating Insurance Companies and public access to the Fund is expected to be available exclusively through the purchase of a variable annuity or a variable life insurance contracts (the "Contracts") offered by Participating Insurance Companies. This section does not discuss the federal income tax consequences of investing in the Fund or of owning the Contracts. This may not be sufficient for the purpose of avoiding penalties under federal tax law. Participating Insurance Companies and owners of Contracts should seek advice based on their individual circumstances from their own tax advisor. Tax disclosure relating to the Contracts that offer the Fund as an investment alternative is to be contained in the prospectus for those Contracts.

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts on which variable annuity and variable life insurance contracts such as the Contracts are based. Failure to satisfy those standards at any time would result in imposition of Federal income tax on a Contract owner in a manner different from, and generally less favorable than, the federal income tax treatment otherwise applicable to owners of variable annuity and variable life insurance contracts. Generally, if all of the beneficial interests in the Fund are held by segregated asset accounts of insurance companies and public access to the Fund is available exclusively through the purchase of certain variable contracts, the segregated asset accounts are treated as holding a pro rata portion of each asset of the Fund directly for purposes of the diversification rules of Section 817(h) of the Code.

      Section 817(h)(2) provides that a segregated asset account upon which contracts such as the Contracts is based is treated as meeting the diversification standards if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of the value of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, the investments of a segregated asset account generally will be deemed adequately diversified only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations, all securities of the same issuer are treated as a single investment, but in the case of government securities, each United States government agency or instrumentality is treated as a separate issuer.

      The Fund will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which could affect the investment performance of the Fund.

                              RATINGS DESCRIPTIONS

STANDARD & POOR'S FINANCIAL SERVICES LLC

      A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

LONG-TERM ISSUE CREDIT RATINGS

      Issue credit ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of payment: capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      2. Nature of and provisions of the obligation;

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

            The issue rating definitions are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

            AAA. An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA. An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            A. An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB. An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            BB. An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B. An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC. An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC. An obligation rated "CC" is currently highly vulnerable to nonpayment.

            C. A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred securities or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred securities is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

            D. An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

            Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH, INC.

      Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity's relative vulnerability to default on financial obligations. The "threshold" default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

      In aggregate, IDRs provide an ordinal ranking of issuers based on the agency's view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.

      AAA: Highest credit quality.'AAA' ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Very high credit quality. 'AA' ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: High credit quality. 'A' ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

      BBB: Good credit quality. 'BBB' ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

      BB: Speculative. 'BB' ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

      B: Highly speculative. 'B' ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

      CCC: Substantial credit risk. Default is a real possibility.

      CC: Very high levels of credit risk. Default of some kind appears probable.

      C: Exceptionally high levels of credit risk Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a 'C' category rating for an issuer include:

      o the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

      o the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

      o Fitch Ratings otherwise believes a condition of 'RD' or 'D' to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

      RD: Restricted default. 'RD' ratings indicate an issuer that in Fitch Ratings' opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

      o  the selective payment default on a specific class or currency of debt;

      o the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

      o the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

      o execution of a distressed debt exchange on one or more material financial obligations.

      D: Default. 'D' ratings indicate an issuer that in Fitch Ratings' opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

      Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

      "Imminent" default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

      In all cases, the assignment of a default rating reflects the agency's opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer's financial obligations or local commercial practice.

      Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-Term IDR category, or to Long-Term IDR categories below 'B'.

MOODY'S INVESTORS SERVICE, INC.

      Moody's long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

      Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

      Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

      A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

      Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

      Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

      B: Obligations rated B are considered speculative and are subject to high credit risk.

      Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

      Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

      C: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

      Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                             ADDITIONAL INFORMATION

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at (800) 621-1675 or by writing the Trust at 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

                      EXHIBIT A - PROXY VOTING GUIDELINES





                                      ISS
                                 -------------
                                 An MSCI Brand


--------------------------------------------------------------------------------
                 Transparency. Inclusiveness. Global Expertise.



                   2014 U.S. Proxy Voting Concise Guidelines




                               December 19, 2013








                    Institutional Shareholder Services Inc.



                           Copyright (C) 2013 by ISS

                 ISS' 2014 U.S. Proxy Voting Concise Guidelines

    The policies contained herein are a sampling of select, key proxy voting guidelines and are not exhaustive. A full listing of ISS' 2014 proxy voting guidelines can be found at:
          http://www.issgovernance.com/policy/2014/policy_information

ROUTINE/MISCELLANEOUS

Auditor Ratification

Vote for proposals to ratify auditors unless any of the following apply:

      o An auditor has a financial interest in or association with the company, and is therefore not independent;

      o There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;

      o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

      o   Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

      o Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees

                                   o o o o o

BOARD OF DIRECTORS:

Voting on Director Nominees in Uncontested Elections

Four fundamental principles apply when determining votes on director nominees:

      1.  Accountability

      2.  Responsiveness

      3.  Composition

      4.  Independence

Generally vote for director nominees, except under the following circumstances:

1.    Accountability

Vote against(1) or withhold from the entire board of directors (except new nominees(2), who should be considered case-by-case) for the following:

Problematic Takeover Defenses

      Classified Board Structure:

      1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

      Director Performance Evaluation:

      1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

              o   A classified board structure;

              o   A supermajority vote requirement;

              o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

              o   The inability of shareholders to call special meetings;

              o   The inability of shareholders to act by written consent;

              o   A dual-class capital structure; and/or

              o   A non-shareholder-approved poison pill.

      Poison Pills:

      1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote against or withhold from nominees every year until this feature is removed;

      1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews any existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote


--------
1 In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

2 A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

            recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

      1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

      1.6. The board adopts a poison pill with a term of 12 months or less ("short-term pill") without shareholder approval, taking into account the following factors:

              o The date of the pill's adoption relative to the date of the next meeting of shareholders--i.e., whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

              o   The issuer's rationale;

              o   The issuer's governance structure and practices; and

              o   The issuer's track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote against or withhold from the members of the Audit Committee if:

      1.7. The non-audit fees paid to the auditor are excessive (see discussion under "Auditor Ratification");

      1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

      1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

      1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company's efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

      1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

      1.12. The company maintains significant problematic pay practices;

      1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

      1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

      1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

      1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

              o   The company's response, including:

                  - Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

                  - Specific actions taken to address the issues that contributed to the low level of support;

                  -   Other recent compensation actions taken by the company;

              o   Whether the issues raised are recurring or isolated;

              o   The company's ownership structure; and

              o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

      1.17. Material failures of governance, stewardship, risk oversight(3), or fiduciary responsibilities at the company;

      1.18. Failure to replace management as appropriate; or

      1.19. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2. Responsiveness

--------
3 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

      2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

              o Disclosed outreach efforts by the board to shareholders in the wake of the vote;

              o Rationale provided in the proxy statement for the level of implementation;

              o   The subject matter of the proposal;

              o The level of support for and opposition to the resolution in past meetings;

              o Actions taken by the board in response to the majority vote and its engagement with shareholders;

              o The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

              o   Other factors as appropriate.

      2.2. The board failed to act on takeover offers where the majority of shares are tendered;

      2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

      2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

      2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

              o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

              o   The company's ownership structure and vote results;

              o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

              o The previous year's support level on the company's say-on-pay proposal.

3.    Composition

Attendance at Board and Committee Meetings:

      3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case(4)) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

              o   Medical issues/illness;

              o   Family emergencies; and

              o Missing only one meeting (when the total of all meetings is three or fewer).

      3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

Overboarded Directors:

Vote against or withhold from individual directors who:

      3.3.  Sit on more than six public company boards; or

      3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own--withhold only at their outside boards(5).


4. Independence

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

      4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

      4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

      4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

      4.4.  Independent directors make up less than a majority of the directors.


--------
4 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

5 Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

                                   o o o o o

Proxy Access

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

              o   Company-specific factors; and

              o   Proposal-specific factors, including:

                  - The ownership thresholds proposed in the resolution (i.e., percentage and duration);

                  - The maximum proportion of directors that shareholders may nominate each year; and

                  - The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

                                   o o o o o

Proxy Contests--Voting for Director Nominees in Contested Elections

Vote case-by-case on the election of directors in contested elections, considering the following factors:

      o Long-term financial performance of the target company relative to its industry;

      o   Management's track record;

      o   Background to the proxy contest;

      o   Qualifications of director nominees (both slates);

      o Strategic plan of dissident slate and quality of critique against management;

      o Likelihood that the proposed goals and objectives can be achieved (both slates);

      o   Stock ownership positions.

When the addition of shareholder nominees to the management card ("proxy access nominees") results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

                                   o o o o o

SHAREHOLDER RIGHTS & DEFENSES

Poison Pills- Management Proposals to Ratify Poison Pill

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

      o   No lower than a 20% trigger, flip-in or flip-over;

      o   A term of no more than three years;

      o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

      o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

                                   o o o o o

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

      o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

      o   The value of the NOLs;

      o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

      o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

      o   Any other factors that may be applicable.

                                   o o o o o

Shareholder Ability to Act by Written Consent

Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

      o   Shareholders' current right to act by written consent;

      o   The consent threshold;

      o   The inclusion of exclusionary or prohibitive language;

      o   Investor ownership structure; and

      o Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

      o An unfettered(6) right for shareholders to call special meetings at a 10 percent threshold;

      o   A majority vote standard in uncontested director elections;

      o   No non-shareholder-approved pill; and

      o   An annually elected board.

                                   o o o o o

CAPITAL/RESTRUCTURING

Common Stock Authorization

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.


--------
6 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          -   The company's use of authorized shares during the last three years

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes of the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

          - The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

                                   o o o o o

Dual Class Structure

Generally vote against proposals to create a new class of common stock, unless:

      o The company discloses a compelling rationale for the dual-class capital structure, such as:

      o The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

      o   The new class of shares will be transitory;

      o The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

      o The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

                                   o o o o o

Preferred Stock Authorization

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

      o   Past Board Performance:

          - The company's use of authorized preferred shares during the last three years;

      o   The Current Request:

          - Disclosure in the proxy statement of the specific purposes for the proposed increase;

          - Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

          - In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

          - Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

                                   o o o o o

Mergers and Acquisitions

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

      o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

      o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

      o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

      o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

      o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

      o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

                                   o o o o o

COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

      1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

      2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

      3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

      4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

      5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation--Management Proposals (Management Say-on-Pay)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management
Say-on-Pay--MSOP) if:

      o There is a significant misalignment between CEO pay and company performance (pay for performance);

      o   The company maintains significant problematic pay practices;

      o The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

      o There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

      o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

      o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

      o   The situation is egregious.


Vote against an equity plan on the ballot if:

      o A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

          -   Magnitude of pay misalignment;

          - Contribution of non-performance-based equity grants to overall pay; and

          - the proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

      1.    Peer Group(7) Alignment:

              o The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

              o The multiple of the CEO's total pay relative to the peer group median.

      2. Absolute Alignment - the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years - i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

      o   The ratio of performance- to time-based equity awards;

      o   The overall ratio of performance-based compensation;

      o   The completeness of disclosure and rigor of performance goals;

      o   The company's peer group benchmarking practices;

      o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

      o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);

      o   Realizable pay(8) compared to grant pay; and

      o   Any other factors deemed relevant.


Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

      o Problematic practices related to non-performance-based compensation elements;

      o   Incentives that may motivate excessive risk-taking; and

      o   Options Backdating.


--------
7 The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.

8   ISS research reports will include realizable pay for S&P 1500 companies.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

      o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

      o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

      o   New or extended agreements that provide for:

          - CIC payments exceeding 3 times base salary and average/target/most recent bonus;

          - CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

          - CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

      o   Multi-year guaranteed bonuses;

      o A single or common performance metric used for short- and long-term plans;

      o   Lucrative severance packages;

      o   High pay opportunities relative to industry peers;

      o   Disproportionate supplemental pensions; or

      o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:

      o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

      o   Duration of options backdating;

      o   Size of restatement due to options backdating;

      o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

      o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

      o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

      o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

          -   The company's response, including:

              o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

              o Specific actions taken to address the issues that contributed to the low level of support;

              o   Other recent compensation actions taken by the company;

          -   Whether the issues raised are recurring or isolated;

          -   The company's ownership structure; and

          - Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

                                   o o o o o

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

                                   o o o o o

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

      o   Single- or modified-single-trigger cash severance;

      o   Single-trigger acceleration of unvested equity awards;

      o   Excessive cash severance (>3x base salary and bonus);

      o Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

      o Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

      o Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

      o The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

                                   o o o o o

Equity-Based and Other Incentive Plans

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

      o   The total cost of the company's equity plans is unreasonable;

      o   The plan expressly permits repricing;

      o   A pay-for-performance misalignment is found;

      o The company's three year burn rate exceeds the burn rate cap of its industry group;

      o   The plan has a liberal change-of-control definition; or

      o   The plan is a vehicle for problematic pay practices.

SOCIAL/ENVIRONMENTAL ISSUES

Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

      o If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

      o If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

      o Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

      o The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

      o If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

      o If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

                                   o o o o o

Political Activities

Lobbying

Vote case-by-case on proposals requesting information on a company's lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

      o The company's current disclosure of relevant lobbying policies, and management and board oversight;

      o The company's disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

      o Recent significant controversies, fines, or litigation regarding the company's lobbying-related activities.

                                   o o o o o

Political Contributions

Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

      o The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

      o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

                                   o o o o o

Political Ties

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

      o There are no recent, significant controversies, fines, or litigation regarding the company's political contributions or trade association spending; and

      o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

                                   o o o o o

8. Foreign Private Issuers Listed on U.S. Exchanges

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

                                   o o o o o

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                   o o o o o

                      First Trust Variable Insurance Trust
                           PART C - OTHER INFORMATION


ITEM 28.      EXHIBITS


EXHIBIT NO.   DESCRIPTION

      (a) (1) Declaration of Trust of the Registrant and Establishment and Designation of Series Attached Thereto as Schedule A. (1)

           (2) Amended and Restated Establishment and Designation of Series. (6)

      (b)  By-Laws of the Registrant. (3)

      (c)  Not Applicable.

      (d)  (1) Investment Management Agreement. (4)

           (2) Expense reimbursement, Fee Waiver and Recovery Agreement. (4)

      (e)  Distribution Agreement. (4)

      (f)  Not Applicable.

      (g) Custody Agreement between the Registrant and The Bank of New York Mellon Corporation. (3)

      (h) (1) Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (4)

           (2) Administration and Accounting Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (3)

           (3) Subscription Agreement. (3)

      (i)  Not Applicable.

      (j)  Not Applicable.

      (k)  Not Applicable.

      (l)  Not Applicable.

      (m)  12b-1 Service Plan. (3)

      (n)  Not Applicable.

      (o)  Not Applicable.

      (p) (1) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (2)

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, Mark R. Bradley, W. Scott Jardine, Kristi
           A. Maher and Eric F. Fess to execute the Registration Statement. (2)

------------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on December 27, 2011.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 11, 2012.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 13, 2012.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 23, 2012.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on April 30, 2012.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-178767) filed on January 8, 2014.


ITEM 29.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 30.      INDEMNIFICATION

      Section 9.5 of the Registrant's Declaration of Trust provides as follows:

      Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

      No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

      The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

      Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

      To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 31.      BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      First Trust Advisors L.P. ("First Trust"), investment adviser to the Registrant, serves as adviser or subadviser to various mutual funds, exchange-traded funds and closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187.

      The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Suite 400 Wheaton, Illinois 60187.

      Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Chief Executive Officer                    Chief Executive Officer, FTP; Chairman of the Board of Directors,
                                                           BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                     Managing Director, FTP




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Mark R. Bradley, Chief Financial Officer/Chief             Chief Financial Officer and Chief Operating Officer, FTP;
Operating Officer                                          Chief Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Market Strategist and Senior        Senior Vice President, FTP
Vice President

W. Scott Jardine, General Counsel and Secretary            Secretary and General Counsel, FTP; Secretary of BondWave
                                                           LLC and Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                    Deputy General Counsel, FTP

Erin Klassman, Assistant General Counsel                   Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                      Assistant General Counsel, FTP

Amy Lum, Assistant General Counsel                         Assistant General Counsel, FTP

Kelly C. Dehler, Assistant General Counsel                 Assistant General Counsel, FTP

Benjamin D. McCulloch                                      Associate Counsel, FTP

R. Scott Hall, Managing Director                           Managing Director, FTP

Andrew S. Roggensack, President                            Managing Director and President, FTP

Kathleen Brown, Senior Vice President and Chief            CCO and Senior Vice President, FTP
Compliance Officer

Elizabeth H. Bull, Senior Vice President                   Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                Senior Vice President, FTP

Jane Doyle, Senior Vice President                          Senior Vice President, FTP

James M. Dykas, Senior Vice President and Controller       Senior Vice President and Controller, FTP

Jon C. Erickson, Senior Vice President                     Senior Vice President, FTP

Ken Fincher, Senior Vice President                         Senior Vice President, FTP

Rosanne Gatta, Board Liaison Associate                     Board Liaison Associate, FTP

Kenneth N. Hass, Senior Vice President                     Senior Vice President, FTP

Jason T. Henry, Senior Vice President                      Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                         EMPLOYMENT DURING PAST TWO YEARS

Daniel J. Lindquist, Managing Director                     Managing Director (since July 2012); Senior Vice
                                                           President, FTP

David G. McGarel, Chief Investment Officer and             Managing Director (since July 2012); Senior Vice
Managing Director                                          President, FTP

Mitchell Mohr, Senior Vice President                       Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                      Senior Vice President, FTP

Roger F. Testin, Senior Vice President                     Senior Vice President, FTP

Stan Ueland, Senior Vice President                         Vice President, FTP

Christina Knierim, Senior Vice President                   Vice President, FTP

Brad Bradley, Vice President                               Vice President, FTP

Chris Fallow, Vice President                               Vice President, FTP

Todd Larson, Vice President                                Vice President, FTP

Ronda L. Saeli-Chiappe, Vice President                     Vice President, FTP

Katherine Urevig, Vice President                           Vice President, FTP

Katie D. Collins, Assistant Vice President                 Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President               Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                  Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                   Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                  Assistant Vice President, FTP

Brian Wesbury, Chief Economist                             Senior Vice President, FTP

Rob Stein, Senior Economist                                Vice President, FTP


ITEM 32.      PRINCIPAL UNDERWRITER

      (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded AlphaDEX(R) Fund, First Trust Exchange-Traded AlphaDEX(R) Fund II, First Trust Series Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series,

FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

      (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

The Charger Corporation                   General Partner                     None

Grace Partners of DuPage L.P.             Limited Partner                     None

James A. Bowen                            Chief Executive Officer             Trustee and Chairman of the Board

                                          Chief Financial Officer/Chief       President and Chief Executive
Mark R. Bradley                           Operating Officer                   Officer

                                                                              Treasurer, Chief Financial Officer
James M. Dykas                            Senior Vice President/Controller    and Chief Accounting Officer

Frank L. Fichera                          Managing Director                   None

Russell J. Graham                         Managing Director                   None

R. Scott Hall                             Managing Director                   None

Daniel J. Lindquist                       Managing Director                   Vice President

Ronald D. McAlister                       Managing Director                   None

David G. McGarel                          Managing Director                   None

Richard A. Olson                          Managing Director                   None

Andrew S. Roggensack                      Managing Director/President         None

W. Scott Jardine                          Secretary and General Counsel       Secretary

Kristi A. Maher                           Deputy General Counsel              Chief Compliance Officer and
                                                                              Assistant Secretary

Erin Klassman                             Assistant General Counsel           Assistant Secretary

John Vasko                                Assistant General Counsel           None

Amy Lum                                   Assistant General Counsel           None

Kelly C. Dehler                           Assistant General Counsel           None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Benjamin D. McCulloch                     Associate Counsel                   None

Dan Affeto                                Senior Vice President               None

Bob Bartel                                Senior Vice President               None

Kathleen Brown                            Senior Vice President; Chief        None
                                          Compliance Officer

Elizabeth H. Bull                         Senior Vice President               None

Robert F. Carey                           Senior Vice President               None

Patricia L. Costello                      Senior Vice President               None

Christopher L. Dixon                      Senior Vice President               None

Jane Doyle                                Senior Vice President               None

Jon C. Erickson                           Senior Vice President               None

Ken Fincher                               Senior Vice President               None

Rosanne Gatta                             Board Liaison Associate             Assistant Secretary

Kenneth N. Hass                           Senior Vice President               None

Jason T. Henry                            Senior Vice President               None

William Housey                            Senior Vice President               Portfolio Manager

Rich Jaeger                               Senior Vice President               None

Christian D. Jeppesen                     Senior Vice President               None

Christopher A. Lagioia                    Senior Vice President               None

Mark R. McHenney                          Senior Vice President               None

Mitchell Mohr                             Senior Vice President               None

Paul E. Nelson                            Senior Vice President               None

Steve R. Nelson                           Senior Vice President               None

Robert M. Porcellino                      Senior Vice President               None

Steven R. Ritter                          Senior Vice President               None

Alan Rooney                               Senior Vice President               None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Francine Russell                          Senior Vice President               None

Brad A. Shaffer                           Senior Vice President               None

Brian Sheehan                             Senior Vice President               None

Andrew C. Subramanian                     Senior Vice President               None

Mark P. Sullivan                          Senior Vice President               None

Roger F. Testin                           Senior Vice President               Vice President

Stanley Ueland                            Senior Vice President               Assistant Vice President

Gregory E. Wearsch                        Senior Vice President               None

Patrick Woelfel                           Senior Vice President               None

Jonathan Ackerhalt                        Vice President                      None

Lance Allen                               Vice President                      None

Jeff Ambrose                              Vice President                      None

Kyle Baker                                Vice President                      None

Carlos Barbosa                            Vice President                      None

Andrew Barnum                             Vice President                      None

Michael Bean                              Vice President                      None

Dan Blong                                 Vice President                      None

Bill Braasch                              Vice President                      None

Brad Bradley                              Vice President                      None

Cory Bringle                              Vice President                      None

Mike Britt                                Vice President                      None

Alex Brozyna                              Vice President                      None

Nathan S. Cassel                          Vice President                      None

Joshua Crosley                            Vice President                      None

Michael Dawson                            Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Michael Darr                              Vice President                      None

Daren J. Davis                            Vice President                      None

Michael DeBella                           Vice President                      None

Sean Degnan                               Vice President                      None

Joel D. Donley                            Vice President                      None

Brett Egner                               Vice President                      None

Stacy Eppen                               Vice President                      None

Chris Fallow                              Vice President                      Assistant Vice President

Peter Fasone                              Vice President                      Portfolio Manager

Ben Ferwerdo                              Vice President                      None

Scott D. Fries                            Vice President                      Portfolio Manager

Don Fuller                                Vice President                      None

Joann Godbout                             Vice President                      None

Matt D. Graham                            Vice President                      None

William M. Hannold                        Vice President                      None

Mary Jane Hansen                          Vice President                      None

Gaby Harman                               Vice President                      None

Ryan Issakainen                           Vice President                      None

Rich Jacquemart                           Vice President                      None

Rick Johnson                              Vice President                      None

Greg Keefer                               Vice President                      None

Tom Knickerbocker                         Vice President                      None

Christina Knierim                         Vice President                      None

Thomas E. Kotcher                         Vice President                      None

Todd Larson                               Vice President                      Portfolio Manager




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Daniel Lavin                              Vice President                      None

Michael P. Leyden                         Vice President                      None

Keith L. Litavsky                         Vice President                      None

Eric Maisel                               Vice President                      Portfolio Manager

Grant Markgraf                            Vice President                      None

Stephanie L. Martin                       Vice President                      None

Marty McFadden                            Vice President                      None

Nate Memmott                              Vice President                      None

Sean Moriarty                             Vice President                      None

John O'Sullivan                           Vice President                      None

David Pagano                              Vice President                      None

Brian K. Penney                           Vice President                      None

Blair R. Peterson                         Vice President                      None

Jason Peterson                            Vice President                      None

Craig Pierce                              Vice President                      None

Marisa Prestigiacomo                      Vice President                      None

Craig Prichard                            Vice President                      None

David A. Rieger                           Vice President                      None

James Rowlette                            Vice President                      None

Ronda L. Saeli-Chiappe                    Vice President                      None

Jeffrey M. Samuel                         Vice President                      None

Debra K. Scherbring                       Vice President                      None

Nim Short                                 Vice President                      None

Edward J. Sistowicz                       Vice President                      None

Cal Smith                                 Vice President                      None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Eric Stoiber                              Vice President                      None

Terry Swagerty                            Vice President                      None

Brian Taylor                              Vice President                      None

Kerry Tazakine                            Vice President                      None

Timothy Trudo                             Vice President                      None

Bryan Ulmer                               Vice President                      None

Katherine Urevig                          Vice President                      None

Barbara E. Vinson                         Vice President                      None

Dan Waldron                               Vice President                      None

Lewin M. Williams                         Vice President                      None

Jeffrey S. Barnum                         Assistant Vice President            None

Toby A. Bohl                              Assistant Vice President            None

Steve Claiborne                           Assistant Vice President            None

Katie D. Collins                          Assistant Vice President            None

Ann Marie Giudice                         Assistant Vice President/Treasurer  None

Debbie Del Giudice                        Assistant Vice President            None

Ken Harrison                              Assistant Vice President            None

Anita K. Henderson                        Assistant Vice President            None

James V. Huber                            Assistant Vice President            None

Kristen Johanneson                        Assistant Vice President            None

Daniel C. Keller                          Assistant Vice President            None

Coleen D. Lynch                           Assistant Vice President            Assistant Vice President

Robert J. Madeja                          Assistant Vice President            None

David M. McCammond-Watts                  Assistant Vice President            None

Michelle Parker                           Assistant Vice President            None




NAME AND PRINCIPAL                        POSITIONS AND OFFICES               POSITIONS AND
BUSINESS ADDRESS*                         WITH UNDERWRITER                    OFFICES WITH FUND

Steve Schwarting                          Assistant Vice President            None

Omar Sepulveda                            Assistant Vice President            None

John H. Sherren                           Assistant Vice President            None

Lee Sussman                               Assistant Vice President            None

Christopher J. Thill                      Assistant Vice President            None

Dave Tweeten                              Assistant Vice President            None

Thomas G. Wisnowski                       Assistant Vice President            None

* All addresses are
120 East Liberty Drive,
Wheaton, Illinois 60187
unless otherwise noted.

      (c)   Not Applicable.


ITEM 33.      LOCATION OF ACCOUNTS AND RECORDS

      First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

      The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

      BNY Mellon Investment Servicing (US) Inc. maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 34.      MANAGEMENT SERVICES

         Not Applicable.


ITEM 35.      UNDERTAKINGS

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois on the 23rd day of April, 2014.

                                   FIRST TRUST VARIABLE INSURANCE TRUST



                                   By: /s/ Mark R. Bradley
                                       -----------------------------------------
                                        Mark R. Bradley, Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                               TITLE                                 DATE

                                        President and Chief Executive         April 23, 2014
/s/ Mark R. Bradley                     Officer
-------------------------------------
    Mark R. Bradley
                                        Treasurer, Chief Financial Officer    April 23, 2014
/s/ James M. Dykas                      and Chief Accounting Officer
-------------------------------------
    James M. Dykas
                                                         )
James A. Bowen*                                  Trustee )
                                                         )
                                                         )
Richard E. Erickson*                             Trustee )
                                                         )
                                                         )
Thomas R. Kadlec*                                Trustee )
                                                         )
                                                         )
Robert F. Keith*                                 Trustee )                    BY: /s/ W. Scott Jardine
                                                         )                       -------------------------------
                                                         )                            W. Scott Jardine
Niel B. Nielson *                                Trustee )                            Attorney-In-Fact
                                                         )                            April 23, 2014


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                               INDEX TO EXHIBITS